UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-7878
DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	9/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus LifeTime Portfolios, Inc.

ANNUAL REPORT September 30, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIOS

2	Letter from the Chairman
3	Discussion of Performance
8	Portfolio Performance
14	Understanding Your Portfolio's Expenses
15	Comparing Your Portfolio's Expenses
With Those of Other Funds
Statement of Investments
16	Income Portfolio
34	Growth and Income Portfolio
52	Growth Portfolio
Statement of Financial Futures
33	Income Portfolio
51	Growth and Income Portfolio
57	Growth Portfolio
58	Statement of Assets and Liabilities
60	Statement of Operations
Statement of Changes in Net Assets
62	Income Portfolio
64	Growth and Income Portfolio
66	Growth Portfolio
Financial Highlights
68	Income Portfolio
70	Growth and Income Portfolio
72	Growth Portfolio
74	Notes to Financial Statements
84	Report of Independent Registered
Public Accounting Firm
85	Important Tax Information
86	Information About the Review
and Approval of Each Portfolio's
Investment Advisory Agreement
93	Board Members Information
95	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus LifeTime Portfolios, Inc.

The Portfolio

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus LifeTime Portfolios, Inc., covering the 12-month period from October 1, 2005, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the "Fed") held short-term interest rates unchanged at its meetings in August and September.The Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States.Yet, energy prices have moderated from record highs, calming fears that the economy may fall into a full-blown recession.

Most sectors of the U.S. stock and bond markets rallied in response to the pause in the Fed's tightening campaign. Fixed-income investors apparently are optimistic that higher borrowing costs and moderating home values may wring current inflationary pressures from the economy, while equity investors appear to be encouraged by the sound business fundamentals and growing profits of many U.S. companies. As always, we encourage you to talk with your financial advisor about these and other developments to help ensure that your portfolio remains aligned with your current financial needs and future investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund's portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation October 16, 2006

DISCUSSION OF PERFORMANCE

Jocelin A. Reed, CFA, Portfolio Manager

How did Dreyfus LifeTime Portfolios perform relative to its benchmarks?

For the 12-month period ended September 30, 2006, Dreyfus LifeTime Portfolios produced the following total returns:1

Growth Portfolio		Customized Blended Index[2]

Investor Shares	11.76%	9.88%
Restricted Shares	11.99%
Growth and Income Portfolio

Investor Shares	8.08%	7.35%
Restricted Shares	8.44%
Income Portfolio

Investor Shares	3.95%	5.27%
Restricted Shares	4.12%

Total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a 10.78% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") for the same period. The total return for the Income Portfolio also compares to a 3.55% total return for the Lehman Brothers Intermediate Government/Credit Bond Index for the reporting period.3

An expanding economy, higher corporate earnings and low inflation helped support stock and bond prices during the first half of the reporting period, but returns were tempered during the second half due to concerns regarding intensifying inflationary pressures and slower economic growth.The Growth Portfolio and Growth and Income Portfolio produced higher returns than their benchmarks, largely due to our emphasis on stocks and our security selection strategy in a variety of market sectors. The Income Portfolio modestly trailed its benchmark, primarily due to fund fees and expenses that are not reflected in the benchmark's results.

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios consists of three separate portfolios, each offering a range of investment approaches and varying asset allocations. All three portfolios typically invest in stocks and bonds and are managed using the same basic investment philosophy; however, each portfolio's asset allocation varies according to its own investment goals and risk tolerance levels.

For example, the Growth Portfolio, the most aggressive of the three, has a neutral mix of 80% of its assets in stocks and 20% in investment-grade bonds. Depending on market and economic conditions, the portfolio's actual mix of stocks to bonds may range from 100%/0% to 65%/35%. The portfolio may invest up to 25% of its net assets in foreign securities.

The Growth and Income Portfolio, a relatively more moderate portfolio, has a neutral asset mix of 50% in stocks and 50% in investment-grade bonds. Depending on market and economic conditions, the actual mix of stocks to bonds may range from 35%/65% to 65%/35%.The portfolio may invest up to 15% of its net assets in foreign securities.

The actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions.

Finally, the Income Portfolio, the most conservative of the three, typically maintains an asset allocation of approximately 67.5% in investment-grade bonds, 22.5% in stocks of companies whose total market values are more than $1.4 billion, and 10% in cash.The portfolio may invest directly in securities comprising the relevant index or may (but not required to) use derivatives whose performance is tied to the benchmark index.

What other factors influenced the portfolios' performance?

Stocks posted generally favorable returns over the first half of the reporting period due to steady corporate earnings growth and subdued inflationary concerns in a robust economic environment. However, by the spring of 2006, investors became worried that rising short-term interest rates and high energy costs might derail future economic growth. Stock prices fell, with particular weakness among smaller-cap stocks. Still, we believed that stocks generally represented better values than bonds, and we maintained the portfolios' equity positions near their allowable maximums.This enabled the fund to participate more fully in a market rally over the summer as inflation and economic concerns eased.

The portfolios' equity portions benefited from the success of our security selection strategy and emphasis on large-cap stocks. In addition, some equity holdings benefited from rising mergers-and-acquisitions activity during the reporting period, including telecommunications giant AT&T and a number of large brokerage firms and diversified investment banks. Companies such as Goldman Sachs Group, JPMorgan Chase & Co. and Bank of America also fared well due to higher trading volumes and the success of their fee-based businesses.

In the health care sector, pharmaceutical leader Merck & Co gained value as product-related litigation concerns eased and the stock rebounded from depressed levels. The fund also scored successes with AmerisourceBergen, a pharmaceutical distributor whose stock price rose in anticipation of better results stemming from higher prescription drug usage.Other gains came from information companies in the services area. Bond rating agency Moody's and publisher McGraw-Hill, which owns Standard & Poor's, benefited from international growth and increased demand for ratings on structured financial instruments.

Only energy companies and homebuilders produced notably disappointing results during the reporting period. In the energy area, our emphasis on large-cap refineries hindered returns when supply-and-demand factors caused stock prices to fall. Homebuilders suffered during a substantial slowdown in the U.S. housing market.

Among bonds, the Federal Reserve Board (the "Fed") raised short-term interest to 5.25% by the end of June 2006, eroding prices of shorter-term U.S. government securities for part of the reporting period. However, the Fed left interest rates unchanged at its meetings in August and September, and bonds subsequently rallied. Corporate bonds produced modestly higher returns than U.S. government securities, mainly due to their higher yields and robust business conditions in an expanding economy.

What are the portfolios' current strategies?

As of the end of the reporting period, we have continued to regard stocks as better values than bonds, and we currently have maintained

The Portfolio 5

DISCUSSION OF PERFORMANCE (continued)

Asset Class Exposure as of September 30, 2006

the portfolios' equity allocations near their allowable maximums. As always, we are prepared to adjust the portfolios' allocations should circumstances change.

October 16, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost. Return figure provided for the
Income Portfolio reflects the absorption of certain Income Portfolio expenses by The Dreyfus
Corporation pursuant to an agreement in effect through September 30, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the Income
Portfolio's return would have been lower.
[2] For the Growth Portfolio, the Customized Blended Index has been prepared by the portfolio for purposes of more accurate comparison to the Growth Portfolio's overall portfolio composition.We have combined the performance of unmanaged indices reflecting the baseline percentage set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic
Large Company Stocks — 54.4%; Domestic Small Company Stocks — 13.6%; Foreign
Stocks — 12%; Domestic Bonds — 17%; and Foreign Bonds — 3%.The Customized
Blended Index combines returns from the Standard & Poor's 500 Composite Stock Price Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia, Far East
(Free) Index — Hedged $U.S. (MSCI EAFE), the Lehman Brothers Intermediate
Government/Credit Bond Index ("Lehman Brothers Index") and the J.P. Morgan Non-U.S.
Government Bond Index — Hedged ("J.P. Morgan Global Index") and is weighted to the aforementioned baseline percentages.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.
The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market
capitalization.The MSCI EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The Lehman Brothers Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.The J.P. Morgan Global Index is an index that measures return on bonds from 12 world markets, hedged into U.S. dollars.This index does not include a
U.S. bond component. None of the foregoing indices reflects account charges, fees or other expenses.
For the Growth and Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 36%; Domestic Small
Company Stocks — 9%; Foreign Stocks — 5%; Domestic Bonds — 45%; and Foreign Bonds
— 5%.The Customized Blended Index combines returns from the S&P 500 Index, the Russell
2000 Index, the MSCI EAFE, the Lehman Brothers Index and the J.P. Morgan Global Index
and is weighted to the aforementioned baseline percentages.The indices are described above.
For the Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Bonds — 67.5%; Stocks — 22.5%; and Treasury Bills — 10%.The
Customized Blended Index combines returns from the Lehman Brothers Index, the S&P 500
Index (both described above) and the 90-day Treasury bill rate, as it changes from time to time, and is weighted to the aforementioned baseline percentages.
3 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500 Index and the Lehman Brothers Intermediate
Government/Credit Bond Index are described above.

The Portfolio 7

PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus LifeTime Portfolios, Inc., Growth and Income Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

† Source: Lipper Inc.

     Source: Lipper Inc., Morgan Stanley & Co. Incorporated, J.P. Morgan & Co. Incorporated and Bloomberg L.P. Past performance is not predictive of future performance.

8

Average Annual Total Returns as of 9/30/06
	1 Year	5 Years	10 Years

Investor shares	8.08%	6.02%	6.72%
Restricted shares	8.44%	6.46%	7.01%

Past performance is not predictive of future performance.The portfolio's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The graph on the left compares a $10,000 investment made in each of the Investor shares and Restricted shares of the Growth and Income Portfolio on 9/30/96 to a $10,000 investment made on that date in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") as well as to a Customized Blended Index reflecting the portfolio's asset allocation baseline percentages ("Baseline") which are described below and in the portfolio's prospectus.The Customized Blended Index is calculated on a year-to-year basis.All dividends and capital gain distributions are reinvested. The Growth and Income Portfolio allocates your money among domestic and foreign stocks and bonds.The portfolio's performance shown in the line graph takes into account all applicable fees and expenses.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The S&P 500 Index was selected because (1) domestic common stocks represent a significant portion of the Baseline and (2) the majority of the stock portion of the portfolio is invested in stocks included in the S&P 500 Index. Because the portfolio has significant fixed-income holdings, however, it can underperform an equity-only index.The Customized Blended Index has been prepared by the portfolio for purposes of more accurate comparison to the portfolio's overall portfolio composition.We have combined the performance of unmanaged indices reflecting the Baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus Baseline percentages: Domestic Large Company Stocks - 36%; Domestic Small Company Stocks - 9%; Foreign Stocks - 5%; Domestic Bonds - 45%; Foreign Bonds - 5%.The Customized Blended Index combines returns from the S&P 500 Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index-Hedged, $U.S. ("EAFE Index"), the Lehman Brothers Intermediate Government/Credit Bond Index ("Lehman Index") and the J.P. Morgan Non-U.S. Government Bond Index-Hedged, $U.S. ("J.P. Morgan Global Index"), and is weighted to the aforementioned Baseline percentages.The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization.The EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The Lehman Index is a widely accepted, unmanaged index of government and credit bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade credit debt, with an average maturity of 1-10 years.The J.P. Morgan Global Index is an index that measures returns on bonds from 12 world markets, hedged into U.S. dollars.This index does not include a U.S. bonds component. None of the foregoing indices take into account charges, fees or other expenses. Further information relating to the portfolio's performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Portfolio 9

PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus LifeTime Portfolios, Inc., Income Portfolio with the Lehman Brothers Intermediate Government/Credit Bond Index and a Customized Blended Index

† Source: Lipper Inc. Past performance is not predictive of future performance.
10

Average Annual Total Returns as of 9/30/06
	1 Year	5 Years	10 Years

Investor shares	3.95%	3.35%	5.21%
Restricted shares	4.12%	3.80%	5.58%

Past performance is not predictive of future performance.The portfolio's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The graph on the left compares a $10,000 investment made in each of the Investor shares and Restricted shares of the Income Portfolio on 9/30/96 to a $10,000 investment made on that date in the Lehman Brothers Intermediate Government/Credit Bond Index ("Lehman Index") as well as to a Customized Blended Index reflecting the portfolio's asset allocation baseline percentages ("Baseline") which are described below and in the portfolio's prospectus.The Customized Blended Index is calculated on a year-to-year basis.All dividends and capital gain distributions are reinvested. The Income Portfolio allocates your money among domestic bonds and stocks and money market instruments.The portfolio's performance shown in the line graph takes into account all applicable fees and expenses.The Lehman Index does not take into account charges, fees and other expenses.The Lehman Index was selected because (1) government and corporate bonds represent the highest Baseline percentage of the portfolio and (2) the fixed-income portion of the portfolio is invested to represent the Lehman Index.The Customized Blended Index has been prepared by the portfolio for purposes of more accurate comparison to the portfolio's overall portfolio composition.We have combined the performance of unmanaged indices reflecting the Baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus Baseline percentages: Bonds-67.5%; Stocks-22.5%; and Treasury Bills-10%.The Customized Blended Index combines returns from the Lehman Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the 90-day Treasury bill rate, as it changes from time to time, and is weighted to the aforementioned Baseline percentages.The Lehman Index is a widely accepted, unmanaged index of government and credit bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade credit debt, with an average maturity of 1-10 years.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance. None of the foregoing indices take into account charges, fees or other expenses. Further information relating to the portfolio's performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Portfolio 11

PORTFOLIO PERFORMANCE

Comparison of change in value of $10,000 investment in the Investor shares and Restricted shares of Dreyfus LifeTime Portfolios, Inc., Growth Portfolio with the Standard & Poor's 500 Composite Stock Price Index and a Customized Blended Index

† Source: Lipper Inc. Source: Lipper Inc., Morgan Stanley & Co. Incorporated, J.P. Morgan & Co. Incorporated and Bloomberg L.P. Past performance is not predictive of future performance.
12

Average Annual Total Returns as of 9/30/06
	1 Year	5 Years	10 Years

Investor shares	11.76%	7.27%	7.03%
Restricted shares	11.99%	7.75%	7.40%

Past performance is not predictive of future performance.The portfolio's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The graph on the left compares a $10,000 investment made in each of the Investor shares and Restricted shares of the Growth Portfolio on 9/30/96 to a $10,000 investment made on that date in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") as well as to a Customized Blended Index reflecting the portfolio's asset allocation baseline percentages ("Baseline") which are described below and in the portfolio's prospectus.The Customized Blended Index is calculated on a year-to-year basis. All dividends and capital gain distributions are reinvested.

The Growth Portfolio allocates your money among domestic and foreign stocks and bonds.The portfolio's performance shown in the line graph takes into account all applicable fees and expenses.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The S&P 500 Index was selected because (1) domestic common stocks represent the highest Baseline percentage of the portfolio's assets and (2) the majority of the stock portion of the portfolio is invested in stocks included in the S&P 500 Index.The Customized Blended Index has been prepared by the portfolio for purposes of more accurate comparison to the portfolio's overall portfolio composition.We have combined the performance of unmanaged indices reflecting the Baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus Baseline percentages: Domestic Large Company Stocks - 54.4%; Domestic Small Company Stocks - 13.6%; Foreign Stocks - 12.0%; Domestic Bonds - 17.0%; and Foreign Bonds - 3.0% .The Customized Blended Index combines returns from the S&P 500 Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index-Hedged, $U.S. ("EAFE Index"), the Lehman Brothers Intermediate Government/Credit Bond Index ("Lehman Index") and the J.P. Morgan Non-U.S. Government Bond Index-Hedged, $U.S. ("J.P. Morgan Global Index") and is weighted to the aforementioned Baseline percentages.The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index.The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization.The EAFE Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The Lehman Index is a widely accepted, unmanaged index of government and credit bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade credit debt, with an average maturity of 1-10 years. The J.P. Morgan Global Index is an index that measures returns on bonds from 12 world markets, hedged into U.S. dollars.This index does not include a U.S. bonds component. None of the foregoing indices take into account charges, fees or other expenses. Further information relating to the portfolio's performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Portfolio 13

UNDERSTANDING YOUR PORTFOLIO'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio's prospectus or talk to your financial adviser.

Review your portfolio's expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each portfolio from April 1, 2006 to September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2006
	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$ 4.78	$ 6.10
Ending value (after expenses)	$1,029.70	$1,028.30
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$ 5.08	$ 6.75
Ending value (after expenses)	$1,026.00	$1,023.40
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$ 5.94	$ 7.25
Ending value (after expenses)	$1,024.10	$1,022.80

† Expenses are equal to the LifeTime Income Portfolio annualized expense ratio of .94% for Restricted Class and 1.20% for Investor Class, LifeTime Growth and Income Portfolio 1.00% for Restricted Class and 1.33% for Investor Class and LifeTime Growth Portfolio 1.17% for Restricted Class and 1.43% for Investor Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

14

COMPARING YOUR PORTFOLIO'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2006
	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$ 4.76	$ 6.07
Ending value (after expenses)	$1,020.36	$1,019.05
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$ 5.06	$ 6.73
Ending value (after expenses)	$1,020.05	$1,018.40
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$ 5.92	$ 7.23
Ending value (after expenses)	$1,019.20	$1,017.90

† Expenses are equal to the LifeTime Income Portfolio annualized expense ratio of .94% for Restricted Class and 1.20% for Investor Class, LifeTime Growth and Income Portfolio 1.00% for Restricted Class and 1.33% for Investor Class and LifeTime Growth Portfolio 1.17% for Restricted Class and 1.43% for Investor Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The Portfolio 15

STATEMENT OF INVESTMENTS September 30, 2006
Income Portfolio
	Coupon	Maturity	Principal
Bonds and Notes—68.8%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.3%
General Dynamics,
Sr. Notes	5.38	8/15/15	95,000	95,793
United Technologies,
Notes	7.13	11/15/10	150,000	160,817
				256,610
Automobile Manufacturers—.3%
DaimlerChrysler N.A. Holding,
Gtd. Notes	7.30	1/15/12	110,000	117,045
DaimlerChrysler N.A. Holding,
Gtd. Notes	8.00	6/15/10	150,000	161,384
				278,429
Banks—3.6%
Bank of America,
Sr. Notes	4.38	12/1/10	320,000	311,271
Bank of America,
Unscd. Notes	5.13	11/15/14	75,000 [a]	74,240
Bank of America,
Sub. Notes	7.80	2/15/10	250,000	270,110
Bank One,
Sub. Notes	5.90	11/15/11	240,000	246,376
Bayerische Landesbank/
New York, Sub. Notes	5.88	12/1/08	100,000	101,502
BB & T,
Sub. Notes	4.75	10/1/12	170,000	165,798
Deutsche Bank Financial,
Notes	5.38	3/2/15	95,000	94,381
FleetBoston Financial,
Sub. Notes	7.38	12/1/09	135,000	143,820
HSBC Holdings,
Sub. Notes	5.25	12/12/12	70,000	69,852
HSBC Holdings,
Sub. Notes	7.50	7/15/09	100,000	106,170
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	3.25	3/30/09	195,000	187,523
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Bonds	4.13	10/15/14	125,000 [a]	119,069
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	5.13	3/14/16	90,000	90,985

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	100,000	96,939
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	160,000	167,158
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	100,000	107,811
SMBC International Finance,
Gtd. Notes	8.50	6/15/09	150,000	161,535
U.S. Bank N.A.,
Sub. Notes	5.70	12/15/08	300,000	304,061
Wachovia,
Sub. Notes	5.25	8/1/14	130,000	128,770
Washington Mutual,
Sr. Unscd. Notes	4.00	1/15/09	245,000	238,588
Washington Mutual,
Sub. Notes	4.63	4/1/14	110,000	102,838
Wells Fargo & Co.,
Notes	3.13	4/1/09	245,000	233,833
Wells Fargo Bank N.A.,
Sub. Notes	4.75	2/9/15	130,000	124,768
				3,647,398
Building & Construction—.3%
Centex,
Sr. Notes	5.13	10/1/13	100,000	94,925
CRH America,
Gtd. Notes	5.30	10/15/13	130,000	125,881
Pulte Homes,
Sr. Unscd. Notes	5.20	2/15/15	100,000	93,798
				314,604
Chemicals—.2%
Dow Chemical,
Notes	6.13	2/1/11	115,000	118,681
Monsanto,
Sr. Notes	7.38	8/15/12	125,000	137,339
				256,020
Consumer Products—.2%
Procter & Gamble,
Notes	4.30	8/15/08	160,000	157,890

The Portfolio 17

STATEMENT OF INVESTMENTS (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services—5.8%
American Express Credit,
Notes	3.00	5/16/08	200,000	193,390
American General Finance,
Notes, Ser. I	5.40	12/1/15	90,000 [a]	89,263
AXA Financial,
Sr. Notes	7.75	8/1/10	75,000	81,389
Bear Stearns Cos.,
Notes	5.70	11/15/14	120,000	121,917
Capital One Bank,
Sr. Notes	5.13	2/15/14	130,000	127,092
CIT Group,
Sr. Notes	5.13	9/30/14	125,000	122,036
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	146,378
Citigroup,
Sr. Notes	5.30	1/7/16	120,000	119,536
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	200,000	207,877
Credit Suisse USA,
Notes	5.13	1/15/14	245,000 [a]	241,297
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	125,000	121,060
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	65,000 [a]	63,766
General Electric Capital,
Notes, Ser. A	7.38	1/19/10	110,000	117,432
General Electric Capital,
Sub. Notes	8.13	5/15/12	230,000	262,012
Goldman Sachs Group,
Notes	6.60	1/15/12	275,000	290,501
Goldman Sachs Group,
Bonds	6.88	1/15/11	170,000	180,345
HSBC Finance,
Notes	5.00	6/30/15	100,000 [a]	96,828
HSBC Finance,
Notes	8.00	7/15/10	260,000	284,276

18

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services (continued)
International Lease Finance,
Sr. Notes	5.00	4/15/10	190,000	187,520
John Deere Capital,
Notes	7.00	3/15/12	175,000	189,099
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	80,000 [a]	78,172
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	220,000	232,874
Lehman Brothers Holdings,
Notes	6.63	1/18/12	250,000	265,421
MBNA,
Bonds	5.00	6/15/15	70,000	68,190
Merrill Lynch & Co.,
Notes, Ser. C	5.00	1/15/15	120,000	116,546
Merrill Lynch & Co.,
Notes	6.00	2/17/09	250,000	254,289
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	70,000 [a]	72,516
Morgan Stanley,
Sr. Notes	6.60	4/1/12	200,000	212,606
Morgan Stanley,
Unsub. Bonds	6.75	4/15/11	205,000	216,945
National Rural Utilities
Cooperative Finance, Coll.
Trust	4.75	3/1/14	75,000	72,460
Pemex Finance,
Notes	9.03	2/15/11	90,000	96,636
SLM,
Notes	3.63	3/17/08	375,000	366,420
SLM,
Notes, Ser. A	5.00	10/1/13	90,000	87,742
UBS Paine Webber Group,
Gtd. Notes	7.63	12/1/09	205,000	220,305
Unilever Capital,
Gtd. Notes	7.13	11/1/10	150,000	160,382
				5,764,518

The Portfolio 19

STATEMENT OF INVESTMENTS (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Metals & Mining—.2%
Alcan,
Notes	4.50	5/15/13	100,000	94,386
BHP Billiton Finance USA,
Gtd. Notes	5.25	12/15/15	110,000	108,764
				203,150
Electric Utilities—1.3%
Cincinnati Gas & Electric,
Notes	5.70	9/15/12	100,000	100,878
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	70,000	67,372
Duke Energy,
Sr. Notes	5.63	11/30/12	75,000	76,166
Exelon Generation,
Notes	5.35	1/15/14	120,000	118,370
Hydro Quebec,
Gov't Gtd. Notes, Ser. JL	6.30	5/11/11	160,000	167,685
Jersey Central Power & Light,
First Mortgage Notes	5.63	5/1/16	60,000	59,852
Midamerican Energy Holdings,
Sr. Notes	3.50	5/15/08	125,000	121,569
Oncor Electric Delivery,
Scd. Notes	6.38	1/15/15	140,000	144,773
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	200,000	205,495
Progress Energy,
Sr. Notes	7.10	3/1/11	80,000	85,836
Southern Power,
Sr. Notes, Ser. D	4.88	7/15/15	80,000	75,864
Virginia Electric and Power,
Sr. Notes, Ser. A	4.75	3/1/13	75,000	71,962
Wisconsin Energy,
Sr. Notes	6.50	4/1/11	50,000	52,220
				1,348,042
Food & Beverages—.7%
Coca-Cola,
Notes	5.75	3/15/11	100,000 [a]	102,574
ConAgra Foods,
Notes	7.88	9/15/10	100,000	108,852

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Food & Beverages (continued)
Coors Brewing,
Gtd. Notes	6.38	5/15/12	85,000	88,492
Diageo Capital,
Gtd. Notes	7.25	11/1/09	185,000	195,783
General Mills,
Unscd. Notes	6.00	2/15/12	80,000	82,476
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	75,000	75,174
Sara Lee,
Notes	6.25	9/15/11	50,000	51,271
				704,622
Foreign/Governmental—3.4%
Asian Development Bank,
Notes	4.25	10/20/14	100,000	95,303
Canadian Government,
Bonds	5.25	11/5/08	100,000	100,920
European Investment Bank,
Notes	3.38	3/16/09	450,000	435,002
European Investment Bank,
Bonds	4.63	10/20/15	170,000	166,516
Export-Import Bank of Korea,
Notes	5.13	3/16/15	95,000	92,972
Hellenic Republic,
Notes	6.95	3/4/08	150,000	154,023
Inter-American Development Bank,
Notes	4.38	9/20/12	160,000	156,708
Inter-American Development Bank,
Bonds	5.75	2/26/08	270,000	273,096
International Bank for
Reconstruction & Development,
Notes	3.63	5/21/13	115,000	107,136
Province of Ontario,
Notes	4.50	2/3/15	70,000	67,505
Province of Ontario,
Sr. Unsub. Bonds	5.50	10/1/08	250,000	252,520
Quebec Province,
Notes	5.00	3/1/16	70,000	69,232

The Portfolio 21

STATEMENT OF INVESTMENTS (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Foreign/Governmental (continued)
Republic of Chile,
Notes	6.88	4/28/09	175,000	181,913
Republic of Italy,
Unsub. Notes	5.63	6/15/12	385,000	397,194
Republic of Korea,
Unsub. Notes	8.88	4/15/08	200,000 [a]	211,917
Swedish Export Credit,
Unsub. Notes	4.00	6/15/10	200,000	193,706
United Mexican States,
Notes, Ser. A	5.88	1/15/14	130,000 [a]	133,250
United Mexican States,
Notes	9.88	2/1/10	250,000	285,875
				3,374,788
Health Care—.9%
Abbott Laboratories,
Unsub. Notes	4.35	3/15/14	165,000	155,801
Baxter International,
Notes	4.63	3/15/15	150,000	141,174
Boston Scientific,
Bonds	6.25	11/15/15	95,000	94,959
Bristol-Myers Squibb,
Notes	5.75	10/1/11	170,000	173,354
Quest Diagnostics,
Gtd. Notes	5.45	11/1/15	75,000	73,397
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	75,000	72,708
WellPoint,
Unscd. Bonds	5.25	1/15/16	115,000	112,881
Wyeth,
Notes	5.50	2/15/16	65,000	65,066
				889,340
Lodging & Entertainment—.1%
Harrah's Operating,
Bonds	5.63	6/1/15	100,000	93,107
Manufacturing—.2%
General Electric,
Notes	5.00	2/1/13	200,000	198,005

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media—.9%
Clear Channel Communications,
Sr. Notes	4.40	5/15/11	175,000	163,021
Comcast Cable Communications,
Notes	6.20	11/15/08	250,000	255,017
COX Communications,
Notes	5.45	12/15/14	125,000	120,940
Gannett,
Unscd. Notes	6.38	4/1/12	60,000	62,215
Time Warner Entertainment,
Sr. Notes	8.88	10/1/12	145,000	166,870
Walt Disney,
Notes	6.38	3/1/12	165,000	173,501
				941,564
Oil & Gas—1.4%
ChevronTexaco Capital,
Gtd. Notes	3.50	9/17/07	300,000	295,408
ConocoPhillips,
Notes	8.75	5/25/10	135,000	150,880
Enterprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	105,000	102,907
KeySpan,
Notes	7.63	11/15/10	100,000	108,010
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	175,000	185,725
PC Financial Partnership,
Notes	5.00	11/15/14	110,000	105,494
Pemex Project Funding Master
Trust, Gtd. Notes	8.00	11/15/11	230,000	253,115
Sempra Energy,
Sr. Unscd. Notes	6.00	2/1/13	50,000	51,294
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	160,000	152,484
				1,405,317
Paper & Forest Products—.3%
International Paper,
Notes	6.75	9/1/11	150,000	159,449

The Portfolio 23

STATEMENT OF INVESTMENTS (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Paper & Forest Products (continued)
Plum Creek Timberlands,
Gtd. Notes	5.88	11/15/15	110,000	108,999
				268,448
Property & Casualty Insurance—.9%
Allstate,
Notes	5.00	8/15/14	60,000	58,424
American International Group,
Sr. Notes	5.05	10/1/15	70,000	68,341
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	58,330
ING Groep,
Bonds	5.78	12/29/49	100,000 [b]	98,851
Marsh & McLennan Cos.,
Bonds	3.63	2/15/08	175,000	170,568
Marsh & McLennan Cos.,
Notes	5.38	7/15/14	120,000	115,590
MetLife,
Sr. Notes	6.13	12/1/11	150,000	155,797
Travelers Property & Casualty,
Sr. Notes	5.00	3/15/13	165,000	161,371
				887,272
Real Estate Investment Trusts—1.1%
Archstone Communities Trust,
Sr. Unscd. Notes	5.75	3/15/16	120,000	121,147
Brookfield Asset Management,
Notes	7.13	6/15/12	100,000	107,249
EOP Operating,
Gtd. Notes	4.75	3/15/14	110,000	104,208
EOP Operating,
Sr. Notes	6.75	2/15/08	150,000	152,627
ERP Operating,
Notes	6.63	3/15/12	110,000	116,545
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	75,000	74,782

24

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment Trusts (continued)
Prologis,
Sr. Notes	5.63	11/15/15	110,000	109,324
Simon Property Group,
Unsub. Notes	6.38	11/15/07	325,000	327,895
				1,113,777
Retail—.8%
AutoZone,
Sr. Notes	5.50	11/15/15	100,000	94,941
Federated Department Stores,
Sr. Notes	6.63	4/1/11	50,000	51,820
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	90,000	89,569
Nordstrom,
Sr. Notes	5.63	1/15/09	200,000	201,449
Target,
Notes	5.88	3/1/12	100,000	103,213
Wal-Mart Stores,
Notes	3.38	10/1/08	175,000	169,368
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	100,000	104,790
				815,150
Technology—.4%
Electronic Data Systems,
Notes, Ser. B	6.50	8/1/13	115,000	116,819
First Data,
Notes	4.85	10/1/14	120,000	115,799
International Business Machines,
Notes	4.75	11/29/12	160,000	156,651
				389,269
Telecommunications—1.8%
AT & T,
Notes	5.10	9/15/14	195,000	188,711
AT & T Wireless Services,
Sr. Notes	7.88	3/1/11	135,000	147,976

The Portfolio 25

STATEMENT OF INVESTMENTS (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
British Telecommunications,
Notes	8.38	12/15/10	60,000	67,298
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	70,000	70,685
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	200,000	218,354
Embarq,
Notes	7.08	6/1/16	75,000	76,640
Sprint Capital,
Notes	8.38	3/15/12	215,000	241,235
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	125,000	114,990
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	70,000	72,148
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	145,000	156,674
Verizon Communications,
Notes	5.55	2/15/16	90,000	88,973
Verizon Global Funding,
Notes	7.25	12/1/10	200,000	214,719
Vodafone Group,
Sr. Notes	7.75	2/15/10	135,000	144,867
				1,803,270
Textiles & Apparel—.1%
Mohawk Industries,
Sr. Unscd. Notes	6.13	1/15/16	100,000	99,570
Transportation—.2%
Union Pacific,
Notes	6.50	4/15/12	150,000	158,598
U.S. Government Agencies—14.8%
Federal Farm Credit Bank,
Bonds	2.63	9/17/07	360,000	351,839
Federal Farm Credit Bank,
Bonds	3.75	1/15/09	275,000	267,892
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	90,000	91,342

26

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Bank System,
Bonds, Ser. 501	3.63	1/15/08	1,080,000	1,061,160
Federal Home Loan Bank System,
Bonds, Ser. 439	3.63	11/14/08	335,000	326,056
Federal Home Loan Bank System,
Bonds	3.75	8/18/09	460,000	445,827
Federal Home Loan Bank System,
Bonds, Ser. 421	3.88	6/14/13	100,000	94,025
Federal Home Loan Bank System,
Bonds, Ser. 580	4.13	10/19/07	770,000	762,413
Federal Home Loan Bank System,
Bonds	4.38	3/17/10	315,000	309,644
Federal Home Loan Bank System,
Bonds, Ser. 567	4.38	9/17/10	270,000	264,813
Federal Home Loan Bank System,
Bonds, Ser. VB15	5.00	12/21/15	130,000	130,090
Federal Home Loan Bank System,
Bonds, Ser. 467	5.25	6/18/14	95,000	96,805
Federal Home Loan Bank System,
Bonds, Ser. 312	5.75	5/15/12	255,000	265,583
Federal Home Loan Bank System,
Sr. Notes, Ser. 100	5.80	9/2/08	500,000	506,322
Federal Home Loan Mortgage Corp.,
Notes	3.50	9/15/07	360,000	354,803
Federal Home Loan Mortgage Corp.,
Notes	3.63	9/15/08	610,000	595,047
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	240,000	233,738
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	310,000	297,504
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	190,000	184,947
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	200,000	199,261
Federal Home Loan Mortgage Corp.,
Notes	5.00	7/15/14	215,000	215,768

The Portfolio 27

STATEMENT OF INVESTMENTS (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.,
Notes	5.13	4/18/08	400,000	400,883
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	200,000	202,118
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	140,000	143,144
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	285,000	293,351
Federal Home Loan Mortgage Corp.,
Notes	5.75	4/15/08	375,000	379,248
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	350,000	356,563
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	90,000	93,513
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	100,000	103,204
Federal Home Loan Mortgage Corp.,
Notes	6.00	6/15/11	300,000	313,824
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	300,000	321,301
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	150,000	159,857
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	150,000	147,104
Federal National Mortgage
Association, Notes	4.13	4/15/14	150,000	142,428
Federal National Mortgage
Association, Notes	4.38	10/15/15	160,000	154,300
Federal National Mortgage
Association, Notes	4.63	10/15/13	245,000	240,526
Federal National Mortgage
Association, Notes	4.63	10/15/14	125,000	122,453
Federal National Mortgage
Association, Notes	5.00	3/15/16	175,000	175,474

28

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage
Association, Notes	5.25	1/15/09	520,000	523,567
Federal National Mortgage
Association, Notes	5.38	11/15/11	95,000	97,145
Federal National Mortgage
Association, Notes	5.50	3/15/11	220,000	225,398
Federal National Mortgage
Association, Notes	5.75	2/15/08	1,025,000	1,034,868
Federal National Mortgage
Association, Notes	6.00	5/15/08	275,000	279,337
Federal National Mortgage
Association, Notes	6.00	5/15/11	400,000	418,280
Federal National Mortgage
Association, Sub. Notes	6.25	2/1/11	160,000	167,444
Federal National Mortgage
Association, Notes	6.38	6/15/09	295,000	305,889
Federal National Mortgage
Association, Notes	6.63	9/15/09	205,000	214,683
Federal National Mortgage
Association, Notes	6.63	11/15/10	105,000	111,771
Federal National Mortgage
Association, Notes	7.25	1/15/10	580,000	621,228
				14,803,780
U.S. Government Securities—28.6%
U.S. Treasury Bonds	10.38	11/15/12	155,000 [a]	164,191
U.S. Treasury Bonds	12.00	8/15/13	175,000 [a]	197,702
U.S. Treasury Bonds	12.50	8/15/14	130,000	157,214
U.S. Treasury Notes	2.63	5/15/08	845,000 [a]	817,604
U.S. Treasury Notes	3.00	11/15/07	1,905,000 [a]	1,866,902
U.S. Treasury Notes	3.00	2/15/08	515,000 [a]	502,950
U.S. Treasury Notes	3.13	4/15/09	65,000 [a]	62,705
U.S. Treasury Notes	3.25	1/15/09	925,000 [a]	897,395
U.S. Treasury Notes	3.38	2/15/08	375,000 [a]	368,042

The Portfolio 29

STATEMENT OF INVESTMENTS (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Notes	3.38	10/15/09	170,000 [a]	164,130
U.S. Treasury Notes	3.50	11/15/09	655,000 [a]	634,301
U.S. Treasury Notes	3.50	2/15/10	210,000 [a]	202,855
U.S. Treasury Notes	3.63	7/15/09	600,000 [a]	584,696
U.S. Treasury Notes	3.63	1/15/10	600,000 [a]	582,399
U.S. Treasury Notes	3.63	5/15/13	195,000 [a]	184,306
U.S. Treasury Notes	3.75	5/15/08	1,455,000 [a]	1,432,778
U.S. Treasury Notes	3.88	5/15/10	680,000 [a]	664,195
U.S. Treasury Notes	3.88	2/15/13	545,000 [a]	523,647
U.S. Treasury Notes	4.00	6/15/09	795,000 [a]	782,827
U.S. Treasury Notes	4.00	3/15/10	155,000 [a]	152,106
U.S. Treasury Notes	4.00	4/15/10	350,000 [a]	343,369
U.S. Treasury Notes	4.00	11/15/12	50,000 [a]	48,445
U.S. Treasury Notes	4.00	2/15/14	620,000 [a]	596,338
U.S. Treasury Notes	4.00	2/15/15	555,000 [a]	531,435
U.S. Treasury Notes	4.13	8/15/10	630,000 [a]	619,837
U.S. Treasury Notes	4.13	5/15/15	500,000 [a]	482,676
U.S. Treasury Notes	4.25	11/30/07	925,000 [a]	918,678
U.S. Treasury Notes	4.25	8/15/13	690,000 [a]	675,661
U.S. Treasury Notes	4.25	11/15/13	500,000 [a]	489,239
U.S. Treasury Notes	4.25	8/15/14	415,000 [a]	405,063
U.S. Treasury Notes	4.25	11/15/14	440,000 [a]	429,241
U.S. Treasury Notes	4.25	8/15/15	300,000 [a]	291,926
U.S. Treasury Notes	4.38	8/15/12	290,000 [a]	287,066
U.S. Treasury Notes	4.50	2/28/11	795,000 [a]	792,268
U.S. Treasury Notes	4.50	11/15/15	445,000 [a]	440,829
U.S. Treasury Notes	4.50	2/15/16	430,000 [a]	425,818
U.S. Treasury Notes	4.75	11/15/08	1,500,000 [a]	1,502,520
U.S. Treasury Notes	4.75	5/15/14	445,000 [a]	448,912
U.S. Treasury Notes	4.88	8/15/09	585,000	589,674

30

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Notes	4.88	2/15/12	560,000 [a]	567,984
U.S. Treasury Notes	4.88	8/15/16	260,000 [a]	264,997
U.S. Treasury Notes	5.00	2/15/11	165,000 [a]	167,971
U.S. Treasury Notes	5.00	8/15/11	965,000 [a]	983,886
U.S. Treasury Notes	5.13	6/30/08	660,000 [a]	664,435
U.S. Treasury Notes	5.13	5/15/16	600,000 [a]	622,594
U.S. Treasury Notes	5.50	2/15/08	715,000 [a]	722,011
U.S. Treasury Notes	5.63	5/15/08	775,000 [a]	785,808
U.S. Treasury Notes	5.75	8/15/10	660,000 [a]	687,071
U.S. Treasury Notes	6.00	8/15/09	795,000 [a]	824,285
U.S. Treasury Notes	6.13	8/15/07	350,000	353,486
U.S. Treasury Notes	6.50	2/15/10	595,000 [a]	629,701
				28,536,169
Total Bonds and Notes
(cost $69,423,782)				68,708,707

	Principal
Short-Term Investments—7.3%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.72%, 12/28/06	650,000	642,525
4.77%, 12/21/06	4,000,000	3,957,760
4.90%, 10/19/06	2,020,000 [c]	2,015,677
4.92%, 11/16/06	700,000	695,940
Total Short-Term Investments
(cost $7,310,212)		7,311,902

Other Investment—25.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,454,000)	25,454,000 [d]	25,454,000

The Portfolio 31

STATEMENT OF INVESTMENTS (continued)

Income Portfolio (continued)
Investment of Cash Collateral
for Securities Loaned—27.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $27,608,895)	27,608,895 [d]	27,608,895

Total Investments (cost $129,796,889)	129.3%	129,083,504
Liabilities, Less Cash and Receivables	(29.3%)	(29,259,552)
Net Assets	100.0%	99,823,952

[a] All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $28,072,268, and the total market value of the collateral held by the portfolio is $28,826,137, consisting of cash collateral of $27,608,895 and U.S Government and agency securities valued at $1,217,242.
[b] Variable rate security—interest rate subject to periodic change.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary †

	Value (%)		Value (%)

Short-Term/Money		Oil & Gas	1.4
Market Investments	60.5	Electric Utilities	1.3
U.S. Government Agencies/Securities	43.4	Real Estate Investment Trusts	1.1
Diversified Financial Services	5.8	Other	7.0
Banks	3.6	Futures	.3
Foreign/Governmental	3.4
Telecommunications	1.8		129.6

† Based on net assets. See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES September 30, 2006
Income Portfolio
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
Standard & Poor's 500	67	22,535,450	December 2006	335,690

See notes to financial statements.

The Portfolio 33

STATEMENT OF INVESTMENTS September 30, 2006
Growth and Income Portfolio
Common Stocks—48.1%	Shares	Value ($)

Consumer Cyclical—3.1%
Aeropostale	100 [a]	2,923
AutoZone	400 [a]	41,320
Best Buy	4,300	230,308
Costco Wholesale	5,500	273,240
J.C. Penney	3,100	212,009
Kohl's	6,100 [a]	396,012
Lowe's Cos.	9,100	255,346
McDonald's	12,500	489,000
Nordstrom	8,400	355,320
Office Depot	6,400 [a]	254,080
Yum! Brands	6,200	322,710
		2,832,268
Consumer Hard Goods—.8%
Cummins	2,500	298,075
Genuine Parts	5,300	228,589
Mattel	11,700	230,490
		757,154
Consumer Staples—3.9%
Altria Group	5,600	428,680
Coca-Cola	16,600	741,688
Kimberly-Clark	7,100	464,056
Kraft Foods, Cl. A	10,800	385,128
Newell Rubbermaid	8,200	232,224
PepsiCo	10,100	659,126
Reynolds American	10,000	619,700
		3,530,602
Financial—11.7%
Allstate	5,700	357,561
American Express	3,000	168,240
American International Group	6,000	397,560
Axis Capital Holdings	7,500	260,175
Bank of America	21,900	1,173,183
Bear Stearns Cos.	2,200	308,220
Capital One Financial	3,400	267,444
Citigroup	14,300	710,281

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Comerica	5,100	290,292
CompuCredit	7,300 [a,b]	220,533
Deutsche Bank	3,800	458,660
General Electric	47,700	1,683,810
Goldman Sachs Group	3,000	507,510
Hartford Financial Services Group	4,600	399,050
Host Hotels & Resorts	13,600	311,848
HRPT Properties Trust	18,200	217,490
IndyMac Bancorp	4,100	168,756
Janus Capital Group	13,400	264,248
JPMorgan Chase & Co.	9,000	422,640
KeyCorp	9,400	351,936
Knight Capital Group, Cl. A	12,300 [a]	223,860
MetLife	8,100	459,108
New Century Financial	4,900 [b]	192,619
Synovus Financial	16,800	493,416
UBS	4,000	237,240
		10,545,680
Health Care—6.6%
Abbott Laboratories	8,600	417,616
Aetna	7,800	308,490
AmerisourceBergen	8,200	370,640
Amgen	8,100 [a]	579,393
Becton, Dickinson & Co.	6,900	487,623
Biovail	5,700	86,868
Cardinal Health	3,100	203,794
CIGNA	2,100	244,272
Coventry Health Care	2,800 [a]	144,256
Johnson & Johnson	13,600	883,184
McKesson	6,500	342,680
Merck & Co.	21,500	900,850
Pfizer	14,100	399,876
Quest Diagnostics	5,500	336,380
Sierra Health Services	6,000 [a]	227,040
		5,932,962

The Portfolio 35

STATEMENT OF INVESTMENTS (continued)

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares		Value ($)

Industrial—3.2%
Burlington Northern Santa Fe	1,900		139,536
General Dynamics	7,300		523,191
Lockheed Martin	4,500		387,270
Overseas Shipholding Group	3,600		222,372
Parker Hannifin	3,100		240,963
Raytheon	10,000		480,100
United Parcel Service, Cl. B	4,000		287,760
United Technologies	9,400		595,490
			2,876,682
Information/Data—3.1%
Accenture, Cl. A	11,700		371,007
Equifax	6,900		253,299
McGraw-Hill Cos.	8,000		464,240
Moody's	6,100		398,818
News, Cl. A	15,200		298,680
Time Warner	29,900		545,077
VeriSign	12,900	[a]	260,580
Viacom, Cl. B	5,650	[a]	210,067
			2,801,768
Materials—1.4%
Lyondell Chemical	8,500		215,645
Nucor	9,300		460,257
Praxair	4,600		272,136
United States Steel	2,900		167,272
Worthington Industries	10,200		174,012
			1,289,322
Oil & Gas Producers—5.0%
Chevron	11,800		765,348
ConocoPhillips	9,800		583,394
Exxon Mobil	23,600		1,583,560
Helix Energy Solutions Group	5,300	[a]	177,020
Marathon Oil	4,300		330,670
Occidental Petroleum	10,200		490,722
Oceaneering International	5,600	[a]	172,480

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Oil & Gas Producers (continued)
Valero Energy	6,000	308,820
W & T Offshore	3,400	99,314
		4,511,328
Technology—6.4%
Cisco Systems	24,800 [a]	570,400
Dell	8,000 [a]	182,720
EMC/Massachusetts	14,900 [a]	178,502
Hewlett-Packard	10,400	381,576
Intel	32,800	674,696
International Business Machines	7,300	598,162
Intuit	5,200 [a]	166,868
Lam Research	4,700 [a]	213,051
Microsoft	34,800	951,084
Motorola	16,200	405,000
National Semiconductor	16,200	381,186
Nokia, ADR	12,600	248,094
Oracle	14,300 [a]	253,682
QLogic	10,100 [a]	190,890
Texas Instruments	12,100	402,325
		5,798,236
Telecommunications—1.8%
AT & T	27,500	895,400
Deutsche Telekom, ADR	10,600	168,222
Leap Wireless International	3,900 [a]	189,111
Qwest Communications International	44,500 [a]	388,040
		1,640,773
Utilities—1.1%
Atmos Energy	4,300	122,765
FirstEnergy	5,300	296,058
OGE Energy	9,500	343,045
Westar Energy	8,900	209,239
		971,107
Total Common Stocks
(cost $38,145,064)		43,487,882

The Portfolio 37

STATEMENT OF INVESTMENTS (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes—41.0%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.3%
Boeing,
Notes	5.13	2/15/13	130,000	129,355
Raytheon,
Sr. Notes	5.50	11/15/12	105,000	106,046
United Technologies,
Notes	7.13	11/15/10	40,000	42,885
				278,286
Automobile Manufacturers—.1%
DaimlerChrysler N.A. Holding,
Gtd. Notes	6.50	11/15/13	125,000	128,365
Automotive, Trucks & Parts—.0%
Johnson Controls,
Sr. Notes	5.50	1/15/16	50,000	48,948
Banks—2.7%
Bank of America,
Sub. Notes	7.80	2/15/10	150,000	162,066
Bank of Tokyo-Mitsubishi UFJ/New
York, NY, Sub. Notes	7.40	6/15/11	80,000	86,510
Bank One,
Sub. Notes	5.90	11/15/11	400,000	410,626
BB & T,
Sub. Notes	4.75	10/1/12	150,000	146,292
Deutsche Bank Financial,
Notes	5.38	3/2/15	45,000	44,707
Fleet National Bank,
Sub. Notes	5.75	1/15/09	235,000	238,014
HSBC Bank,
Sub. Notes	6.95	3/15/11	160,000	170,457
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	5.13	3/14/16	35,000	35,383
Landesbank Baden-Wuerttemberg NY,
Sub. Notes	5.05	12/30/15	65,000	64,757
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes, Ser. 5	3.25	6/16/08	250,000	242,985
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	110,000	106,633

38

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	100,000	104,474
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	41,788
U.S. Bank N.A.,
Sub. Notes	6.38	8/1/11	110,000	115,569
Wachovia Bank N.A./Charlotte,
Sub. Notes	7.80	8/18/10	95,000	103,332
Washington Mutual,
Sub. Notes	4.63	4/1/14	80,000	74,791
Wells Fargo & Co.,
Notes	3.13	4/1/09	205,000	195,657
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,294
Zions Bancorporation,
Sub. Notes	5.50	11/16/15	65,000	64,335
				2,434,670
Building & Construction—.2%
Centex,
Sr. Notes	5.13	10/1/13	150,000	142,387
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	48,416
				190,803
Chemicals—.2%
E.I. du Pont de Nemours & Co.,
Notes	4.75	11/15/12	55,000	53,354
Potash of Saskatchewan,
Unscd. Notes	7.75	5/31/11	125,000	136,808
				190,162
Commercial & Professional Services—.0%
PHH,
Sr. Unscd. Notes	7.13	3/1/13	35,000	36,022
Consumer Products—.1%
Clorox,
Sr. Notes	5.00	1/15/15	15,000	14,646

The Portfolio 39

STATEMENT OF INVESTMENTS (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Consumer Products (continued)
Procter & Gamble,
Sr. Notes	4.95	8/15/14	85,000	83,784
				98,430
Diversified Financial Services—3.1%
American General Finance,
Notes, Ser. I	5.40	12/1/15	40,000	39,673
Bear Stearns Cos.,
Unscd. Notes	5.30	10/30/15	55,000	54,236
Capital One Bank,
Notes	4.25	12/1/08	165,000	161,484
CIT Group,
Sr. Notes	5.13	9/30/14	90,000	87,866
CIT Group,
Sr. Notes	7.75	4/2/12	35,000	38,796
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	146,378
Credit Suisse USA,
Notes	4.70	6/1/09	275,000	272,204
General Electric Capital,
Notes	3.13	4/1/09	90,000 [b]	86,020
General Electric Capital,
Notes	3.50	5/1/08	380,000	370,769
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	55,000	53,266
Goldman Sachs Group,
Notes	5.13	1/15/15	35,000	33,989
Goldman Sachs Group,
Bonds	5.15	1/15/14	65,000	63,644
HSBC Finance,
Notes	5.50	1/19/16	65,000 [b]	65,133
HSBC Finance,
Notes	8.00	7/15/10	250,000	273,342
John Deere Capital,
Notes	7.00	3/15/12	80,000	86,445
Lehman Brothers Holdings,
Notes	4.80	3/13/14	150,000 [b]	144,112

40

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services (continued)
MBNA,
Bonds	5.00	6/15/15	85,000	82,802
Merrill Lynch & Co.,
Notes	5.45	7/15/14	120,000	120,363
Merrill Lynch & Co.,
Notes	6.00	2/17/09	100,000 [b]	101,716
Morgan Stanley,
Notes	5.30	3/1/13	130,000 [b]	129,975
Morgan Stanley,
Sr. Notes	6.60	4/1/12	100,000	106,303
Pemex Finance,
Notes	9.03	2/15/11	162,000	173,945
SLM,
Notes	5.00	10/1/13	135,000	131,613
				2,824,074
Diversified Metals & Mining—.2%
Alcan,
Notes	5.00	6/1/15	40,000	38,223
Alcoa,
Notes	7.38	8/1/10	85,000	91,335
WellPoint,
Unscd. Bonds	5.25	1/15/16	50,000	49,079
				178,637
Electric Utilities—1.0%
Cincinnati Gas & Electric,
Notes	5.70	9/15/12	85,000	85,747
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E	7.20	9/15/14	105,000	114,510
Exelon,
Notes	4.90	6/15/15	45,000	42,531
MidAmerican Energy Holdings,
Sr. Notes	3.50	5/15/08	75,000	72,942
Niagara Mohawk Power,
Sr. Notes, Ser. G	7.75	10/1/08	175,000	182,754
NiSource Finance,
Gtd. Notes	7.88	11/15/10	100,000	107,967

The Portfolio 41

STATEMENT OF INVESTMENTS (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	100,000	102,748
Public Service of Colorado,
First Mortgage, Ser. 12	4.88	3/1/13	100,000	97,669
San Diego Gas & Electric,
1st Mortgage, Ser. CCC	5.30	11/15/15	40,000	39,889
Wisconsin Energy,
Sr. Notes	6.50	4/1/11	50,000	52,220
				898,977
Food & Beverages—.5%
Anheuser-Busch Cos.,
Bonds	5.00	1/15/15	140,000	137,433
Coca-Cola Enterprises,
Debs	8.50	2/1/12	35,000	40,452
ConAgra Foods,
Notes	6.75	9/15/11	145,000	153,233
Sara Lee,
Notes	6.25	9/15/11	85,000	87,161
				418,279
Foreign/Governmental—1.8%
Asian Development Bank,
Notes	4.25	10/20/14	60,000	57,182
European Investment Bank,
Sr. Notes	4.00	3/3/10	350,000	340,999
Inter-American Development Bank,
Bonds	5.75	2/26/08	250,000	252,867
International Bank for
Reconstruction & Development,
Bonds	5.00	4/1/16	75,000	75,790
Province of Ontario,
Notes	4.50	2/3/15	55,000	53,040
Province of Ontario,
Sr. Unsub. Bonds	5.50	10/1/08	200,000	202,016
Province of Quebec,
Unscd. Notes	4.88	5/5/14	85,000	83,816
Republic of Chile,
Bonds	5.50	1/15/13	125,000	126,063

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Foreign/Governmental (continued)
Republic of Italy,
Unsub. Notes	5.63	6/15/12	200,000	206,334
Republic of Poland,
Notes	5.00	10/19/15	40,000	39,365
United Mexican States,
Notes	6.63	3/3/15	110,000	117,150
United Mexican States,
Notes	9.88	2/1/10	35,000	40,023
				1,594,645
Health Care—.4%
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000	51,447
Bristol-Myers Squibb,
Notes	5.75	10/1/11	70,000	71,381
Cardinal Health,
Bonds	4.00	6/15/15	60,000	53,248
UnitedHealth Group,
Sr. Unscd. Notes	4.88	3/15/15	60,000	57,550
WellPoint,
Bonds	6.80	8/1/12	30,000	32,061
Wyeth,
Unsub. Notes	5.50	2/1/14	70,000	70,237
				335,924
Machinery—.0%
Black & Decker,
Notes	4.75	11/1/14	50,000	46,850
Manufacturing—.1%
General Electric,
Notes	5.00	2/1/13	110,000	108,903
Media—.7%
CBS,
Gtd. Notes	7.70	7/30/10	30,000	32,338
Clear Channel Communications,
Sr. Notes	4.63	1/15/08	350,000	345,583
Comcast Cable Communications
Holdings, Sr. Notes	6.75	1/30/11	170,000	178,765

The Portfolio 43

STATEMENT OF INVESTMENTS (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media (continued)
COX Communications,
Notes	5.45	12/15/14	45,000	43,539
				600,225
Oil & Gas—.9%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	140,000	147,246
ChevronTexaco Capital,
Gtd. Notes	3.38	2/15/08	310,000	302,592
ConocoPhillips,
Notes	8.75	5/25/10	75,000	83,822
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	170,000	180,419
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	60,000	65,010
Sempra Energy,
Notes	7.95	3/1/10	25,000	26,980
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	34,784
				840,853
Paper & Forest Products—.1%
International Paper,
Notes	6.75	9/1/11	100,000	106,299
Property & Casualty Insurance—.6%
Allstate,
Sr. Notes	7.20	12/1/09	65,000	68,938
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	58,330
MetLife,
Sr. Notes	6.13	12/1/11	100,000	103,865
Principal Life Income Funding
Trusts, Gtd. Notes	5.10	4/15/14	75,000	73,869
Prudential Financial,
Notes	4.75	6/13/15	55,000	52,102
Safeco,
Sr. Notes	4.88	2/1/10	150,000	148,559
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	40,000	39,553
				545,216

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment Trusts—.5%
Boston Properties,
Sr. Notes	5.00	6/1/15	120,000	114,691
EOP Operating,
Sr. Notes	6.75	2/15/08	150,000	152,627
ERP Operating,
Notes	6.63	3/15/12	30,000	31,785
Simon Property Group,
Unsub. Notes	5.75	12/1/15	35,000	35,343
Simon Property Group,
Unsub. Notes	6.38	11/15/07	100,000	100,891
				435,337
Retail—.4%
CVS,
Notes	4.88	9/15/14	85,000 [b]	80,804
Federated Department Stores,
Sr. Notes	6.63	4/1/11	55,000	57,002
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	49,761
Kohl's,
Unsub. Notes	6.30	3/1/11	20,000	20,756
Lowe's Cos.,
Notes	5.00	10/15/15	25,000	24,370
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	130,000	136,228
				368,921
Technology—.3%
Hewlett-Packard,
Notes	3.63	3/15/08	150,000	146,549
International Business Machines,
Notes	4.25	9/15/09	105,000	102,831
				249,380
Telecommunications—1.5%
AT & T Wireless Services,
Sr. Notes	7.88	3/1/11	35,000	38,364
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	60,587
Deutsche Telekom International
Finance, Gtd. Notes	3.88	7/22/08	360,000	351,978

The Portfolio 45

STATEMENT OF INVESTMENTS (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Embarq,
Notes	7.08	6/1/16	50,000	51,094
Motorola,
Notes	7.63	11/15/10	87,000	94,636
SBC Communications,
Notes	4.13	9/15/09	140,000	135,666
Sprint Capital,
Notes	8.38	3/15/12	105,000	117,812
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	120,000	113,791
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	41,227
Verizon Global Funding,
Notes	7.25	12/1/10	165,000	177,143
Verizon Virginia,
Debs., Ser. A	4.63	3/15/13	65,000	60,580
Vodafone Group,
Unscd. Notes	5.38	1/30/15	85,000	82,700
				1,325,578
Transportation—.2%
Norfolk Southern,
Sr. Notes	8.63	5/15/10	100,000	111,204
Union Pacific,
Notes	6.50	4/15/12	25,000	26,433
				137,637
U.S. Government Agencies—8.4%
Federal Farm Credit Bank,
Bonds	4.13	4/15/09	220,000	215,750
Federal Home Loan Bank System,
Bonds, Ser. 411	2.75	3/14/08	250,000	242,235
Federal Home Loan Bank System,
Bonds, Ser. 439	3.63	11/14/08	385,000	374,721
Federal Home Loan Bank System,
Bonds, Ser. VB15	5.00	12/21/15	80,000	80,055
Federal Home Loan Bank System,
Bonds, Ser. 467	5.25	6/18/14	235,000	239,465

46

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Bank System,
Bonds, Ser. 665	5.38	7/17/09	195,000	197,206
Federal Home Loan Bank System,
Bonds	5.38	8/19/11	105,000	107,016
Federal Home Loan Bank System,
Bonds, Ser. 312	5.75	5/15/12	160,000	166,640
Federal Home Loan Bank System,
Sr. Notes, Ser. 100	5.80	9/2/08	310,000	313,919
Federal Home Loan Mortgage Corp.,
Notes	3.50	9/15/07	540,000	532,205
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000	189,912
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	335,000	321,496
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	200,000	194,681
Federal Home Loan Mortgage Corp.,
Notes	5.13	4/18/08	205,000	205,452
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000	171,800
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	300,000	308,790
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	320,000	326,000
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	65,000	67,082
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	220,000	230,155
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	240,000	255,770
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	195,000	191,235
Federal National Mortgage
Association, Notes	4.63	10/15/13	210,000	206,165
Federal National Mortgage
Association, Notes	5.00	3/15/16	65,000	65,176

The Portfolio 47

STATEMENT OF INVESTMENTS (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage
Association, Notes	5.25	1/15/09	265,000	266,818
Federal National Mortgage
Association, Notes	5.25	9/15/16	35,000	35,751
Federal National Mortgage
Association, Notes	5.75	2/15/08	350,000	353,369
Federal National Mortgage
Association, Notes	6.00	5/15/08	350,000	355,520
Federal National Mortgage
Association, Notes	6.00	5/15/11	185,000	193,455
Federal National Mortgage
Association, Notes	6.13	3/15/12	200,000	211,561
Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000	308,700
Federal National Mortgage
Association, Notes	7.25	1/15/10	620,000	664,071
				7,592,171
U.S. Government Securities—16.7%
U.S. Treasury Bonds	7.25	5/15/16	255,000 [b]	305,701
U.S. Treasury Bonds	11.25	2/15/15	125,000 [b]	181,846
U.S. Treasury Bonds	12.00	8/15/13	335,000 [b]	378,458
U.S. Treasury Notes	2.63	5/15/08	725,000 [b]	701,495
U.S. Treasury Notes	2.75	8/15/07	90,000	88,341
U.S. Treasury Notes	3.00	11/15/07	675,000 [b]	661,501
U.S. Treasury Notes	3.00	2/15/08	200,000 [b]	195,320
U.S. Treasury Notes	3.50	11/15/09	335,000 [b]	324,414
U.S. Treasury Notes	3.50	2/15/10	450,000 [b]	434,689
U.S. Treasury Notes	3.63	5/15/13	195,000 [b]	184,305
U.S. Treasury Notes	3.75	5/15/08	630,000 [b]	620,378
U.S. Treasury Notes	3.88	5/15/09	425,000 [b]	417,297
U.S. Treasury Notes	3.88	5/15/10	340,000 [b]	332,098
U.S. Treasury Notes	3.88	2/15/13	320,000 [b]	307,463
U.S. Treasury Notes	4.00	6/15/09	390,000 [b]	384,028
U.S. Treasury Notes	4.00	3/15/10	380,000 [b]	372,905
U.S. Treasury Notes	4.00	4/15/10	285,000 [b]	279,601

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Notes	4.00	11/15/12	335,000 [b]	324,584
U.S. Treasury Notes	4.00	2/15/15	450,000 [b]	430,893
U.S. Treasury Notes	4.13	5/15/15	415,000 [b]	400,621
U.S. Treasury Notes	4.25	8/15/13	160,000 [b]	156,675
U.S. Treasury Notes	4.25	11/15/13	50,000	48,924
U.S. Treasury Notes	4.25	8/15/14	365,000 [b]	356,260
U.S. Treasury Notes	4.25	11/15/14	100,000 [b]	97,555
U.S. Treasury Notes	4.25	8/15/15	185,000 [b]	180,021
U.S. Treasury Notes	4.38	11/15/08	540,000 [b]	536,815
U.S. Treasury Notes	4.38	8/15/12	220,000 [b]	217,774
U.S. Treasury Notes	4.50	11/15/10	95,000 [b]	94,703
U.S. Treasury Notes	4.50	11/15/15	175,000 [b]	173,360
U.S. Treasury Notes	4.50	2/15/16	230,000 [b]	227,763
U.S. Treasury Notes	4.75	11/15/08	570,000 [b]	570,957
U.S. Treasury Notes	4.75	5/15/14	140,000 [b]	141,231
U.S. Treasury Notes	4.88	5/31/08	200,000 [b]	200,438
U.S. Treasury Notes	4.88	2/15/12	405,000 [b]	410,774
U.S. Treasury Notes	5.00	2/15/11	455,000 [b]	463,194
U.S. Treasury Notes	5.00	8/15/11	680,000 [b]	693,308
U.S. Treasury Notes	5.13	6/30/08	775,000 [b]	780,207
U.S. Treasury Notes	5.13	5/15/16	145,000 [b]	150,460
U.S. Treasury Notes	5.50	2/15/08	680,000 [b]	686,667
U.S. Treasury Notes	5.75	8/15/10	335,000 [b]	348,740
U.S. Treasury Notes	6.00	8/15/09	1,030,000 [b]	1,067,941
U.S. Treasury Notes	6.50	2/15/10	175,000	185,206
				15,114,911
Total Bonds and Notes
(cost $37,537,773)				37,128,503

Short-Term Investment—1.4%

U.S. Treasury Bills;
4.90%, 10/12/06
(cost $1,298,054)			1,300,000 [c]	1,298,440

The Portfolio 49

STATEMENT OF INVESTMENTS (continued)

Growth and Income Portfolio (continued)

Other Investment—20.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,184,000)	18,184,000 [d]	18,184,000

Investment of Cash Collateral
for Securities Loaned—15.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,144,280)	14,144,280 [d]	14,144,280

Total Investments (cost $109,309,171)	126.2%	114,243,105
Liabilities, Less Cash and Receivables	(26.2%)	(23,758,060)
Net Assets	100.0%	90,485,045

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At September 30, 2006, the total market value of the portfolio's securities on loan is $15,338,495 and the total market value of the collateral held by the portfolio is $15,764,396, consisting of cash collateral of $14,144,280, U.S. Government and agency securities valued at $839,816, and
Letters of Credit valued at $780,300.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary †

	Value (%)		Value (%)

Short-Term/Money		Telecommunications	3.3
Market Investments	37.1	Industrial	3.2
U.S. Government Agencies/Securities	25.1	Consumer Cyclical	3.1
Financial	11.7	Diversified Financial Services	3.1
Health Care	7.0	Information/Data	3.1
Technology	6.7	Other	13.9
Oil & Gas Producers	5.0	Futures	.4
Consumer Staples	3.9		126.6

† Based on net assets. See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES September 30, 2006
Growth and Income Portfolio
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
CAC 40	4	267,645	December 2006	10,424
DJ EURO STOXX 50	41	2,034,451	December 2006	83,707
FTSE 100	16	1,792,406	December 2006	33,085
Hang Seng	2	225,384	October 2006	(1,460)
Russell 2000	33	12,079,650	December 2006	257,435
SPI ASX 200 Index	5	482,711	December 2006	16,401
Standard & Poor's 500	3	1,009,050	December 2006	15,010
TOPIX	10	1,367,427	December 2006	(21,168)
				393,434

See notes to financial statements.

The Portfolio 51

STATEMENT OF INVESTMENTS September 30, 2006
Growth Portfolio
Common Stocks—79.0%	Shares	Value ($)

Consumer Cyclical—5.1%
Best Buy	3,700	198,172
Costco Wholesale	4,900	243,432
J.C. Penney	2,700	184,653
Kohl's	5,100 [a]	331,092
Lowe's Cos.	7,900	221,674
McDonald's	10,700	418,584
Nordstrom	7,200	304,560
Office Depot	5,500 [a]	218,350
Yum! Brands	5,400	281,070
		2,401,587
Consumer Hard Goods—1.4%
Cummins	2,100	250,383
Genuine Parts	4,600	198,398
Mattel	10,100	198,970
		647,751
Consumer Staples—6.5%
Altria Group	4,800	367,440
Coca-Cola	14,300	638,924
Kimberly-Clark	6,100	398,696
Kraft Foods, Cl. A	9,300	331,638
Newell Rubbermaid	7,100	201,072
PepsiCo	8,700	567,762
Reynolds American	9,200	570,124
		3,075,656
Financial—18.9%
Allstate	4,900	307,377
American International Group	5,300	351,178
Axis Capital Holdings	6,500	225,485
Bank of America	19,100	1,023,187
Bear Stearns Cos.	1,900	266,190
Capital One Financial	2,900	228,114
Citigroup	12,400	615,908
Comerica	4,300	244,756
CompuCredit	6,100 [a]	184,281
Deutsche Bank	3,200	386,240

The Portfolio 53

STATEMENT OF INVESTMENTS (continued)

54

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Oil & Gas Producers (continued)
W & T Offshore	2,900	84,709
		3,914,928
Technology—10.5%
Cisco Systems	21,400 [a]	492,200
Dell	6,900 [a]	157,596
EMC/Massachusetts	12,800 [a]	153,344
Hewlett-Packard	9,000	330,210
Intel	28,500	586,245
International Business Machines	6,300	516,222
Intuit	4,400 [a]	141,196
Lam Research	4,000 [a]	181,320
Microsoft	30,000	819,900
Motorola	13,900	347,500
National Semiconductor	13,900	327,067
Nokia, ADR	10,800	212,652
Oracle	12,300 [a]	218,202
QLogic	8,800 [a]	166,320
Texas Instruments	10,500	349,125
		4,999,099
Telecommunications—3.0%
AT & T	23,800	774,928
Deutsche Telekom, ADR	9,100	144,417
Leap Wireless International	3,300 [a]	160,017
Qwest Communications International	37,100 [a]	323,512
		1,402,874
Utilities—1.8%
Atmos Energy	3,700	105,635
FirstEnergy	4,600	256,956
OGE Energy	8,200	296,102
Westar Energy	7,700	181,027
		839,720
Total Common Stocks
(cost $32,847,297)		37,420,249

The Portfolio 55

STATEMENT OF INVESTMENTS (continued)

Growth Portfolio (continued)
	Principal
Short-Term Investments—7.5%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.70%, 11/2/06	200,000	199,214
4.72%, 12/28/06	200,000	197,700
4.88%, 10/19/06	2,160,000	2,155,378
4.90%, 10/12/06	1,000,000 [b]	998,800
Total Short-Term Investments
(cost $3,550,086)		3,551,092

Other Investment—28.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,708,000)	13,708,000 [c]	13,708,000

Total Investments (cost $50,105,383)	115.4%	54,679,341
Liabilities, Less Cash and Receivables	(15.4%)	(7,309,705)
Net Assets	100.0%	47,369,636

ADR—American Depository Receipts
[a] Non-income producing security.
[b] All or partially held by a broker as collateral for open financial futures positions.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary †

	Value (%)		Value (%)

Short-Term/Money		Consumer Cyclical	5.1
Market Investments	36.4	Information/Data	5.1
Financial	18.9	Telecommunications	3.0
Health Care	10.8	Materials	2.3
Technology	10.5	Utilities	1.8
Oil & Gas Producers	8.3	Consumer Hard Goods	1.4
Consumer Staples	6.5	Futures	.7
Industrial	5.3		116.1

† Based on net assets. See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

September 30, 2006

Growth Portfolio
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
CAC 40	3	200,734	December 2006	7,818
DJ EURO STOXX 50	48	2,381,796	December 2006	97,998
FTSE 100	20	2,240,508	December 2006	41,356
Hang Seng	2	225,384	October 2006	(1,460)
Russell 2000	24	8,785,200	December 2006	187,980
SPI ASX 200 Index	5	482,711	December 2006	16,401
TOPIX	12	1,640,913	December 2006	(25,401)
				324,692

See notes to financial statements.

The Portfolio 57

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006
		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Assets ($):
Investments in securities—
See Statement of Investments †—Note 2(c)
(including securities on loan †† ):
Unaffiliated issuers	76,020,609	81,914,825	40,971,341
Affiliated issuers	53,062,895	32,328,280	13,708,000
Cash	18,603	25,329	19,377
Dividends and interest receivable	944,327	599,032	127,478
Receivable for investment securities sold	795,688	422,490	—
Receivable for futures variation margin—Note 5	—	41,155	82,153
Receivable for shares of
Common Stock subscribed	1,925	5,446	21,474
Prepaid expenses	5,321	11,726	8,253
	130,849,368	115,348,283	54,938,076

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(b)	56,632	80,970	42,303
Liability for securities on loan—Note 2(c)	27,608,895	14,144,280	—
Payable for shares of Common Stock redeemed	2,183,061	9,974,859	7,450,572
Payable for investment securities purchased	1,047,456	582,356	—
Payable for futures variation margin—Note 5	31,825	—	—
Accrued expenses	97,547	80,773	75,565
	31,025,416	24,863,238	7,568,440

Net Assets ($)	99,823,952	90,485,045	47,369,636

58

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Composition of Net Assets ($):
Paid-in capital	100,536,629	80,995,821	42,920,037
Accumulated undistributed
investment income—net	2,715,169	1,816,343	917,224
Accumulated net realized gain
(loss) on investments	(3,050,151)	2,345,513	(1,366,275)
Accumulated net unrealized appreciation
(depreciation) on investments (including
$335,690 net unrealized appreciation
on financial futures for the Income Portfolio)	(377,695)	—	—
Accumulated net unrealized appreciation
(depreciation) on investments and foreign
currency transactions (including $393,434
and $324,692 net unrealized appreciation
on financial futures for the Growth and Income
Portfolio and the Growth Portfolio, respectively)	—	5,327,368	4,898,650

Net Assets ($)	99,823,952	90,485,045	47,369,636

		Growth and
	Income	Income	Growth
Net Asset Value Per Share	Portfolio	Portfolio	Portfolio

Restricted Class Shares
Net Assets ($)	89,341,325	40,855,917	29,454,168
Shares Outstanding	6,975,020	2,460,491	1,732,599

Net Asset Value Per Share ($)	12.81	16.60	17.00

Investor Class Shares
Net Assets ($)	10,482,627	49,629,128	17,915,468
Shares Outstanding	824,687	2,832,014	1,049,875

Net Asset Value Per Share ($)	12.71	17.52	17.06

† Investments at cost ($):
Unaffiliated issuers	76,733,994	76,980,891	36,397,383
Affiliated issuers	53,062,895	32,328,280	13,708,000
†† Value of securities on loan ($)	28,072,268	15,338,495	—

See notes to financial statements.

The Portfolio 59

STATEMENT OF OPERATIONS Year Ended September 30, 2006
		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Investment Income ($):
Income:
Interest	4,063,134	2,574,111	494,803
Cash dividends (net of $5,613 and
$4,416 foreign taxes withheld at source
for the Growth and Income Portfolio and
the Growth Portfolio, respectively):
Unaffiliated issuers	—	1,199,998	868,494
Affiliated issuers	640,133	435,711	334,121
Income from securities lending	17,791	25,327	5,443
Total Income	4,721,058	4,235,147	1,702,861
Expenses—Note 2(e):
Investment advisory fee—Note 4(a)	602,817	912,330	446,599
Shareholder servicing costs—Note 4(b)	319,541	290,246	229,631
Auditing fees	35,398	34,835	42,878
Registration fees	26,012	24,427	24,934
Legal fees	11,124	10,802	7,102
Custodian fees—Note 4(b)	10,623	19,849	11,115
Prospectus and shareholders' reports	6,051	38,413	7,745
Directors' fees and expenses—Note 4(c)	3,136	4,236	3,069
Loan commitment fees—Note 3	1,128	1,258	505
Interest expense—Note 3	—	22,907	—
Miscellaneous	31,278	31,847	8,127
Total Expenses	1,047,108	1,391,150	781,705
Less—reduction in investment advisory fee
due to undertaking—Note 4(a)	(898)	—	—
Less—reduction in custody fees due
to earnings credits—Note 2(c)	(1,497)	(334)	(315)
Net Expenses	1,044,713	1,390,816	781,390
Investment Income—Net	3,676,345	2,844,331	921,471

60

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments	(421,150)	14,543,057	7,546,104
Net realized gain (loss) on financial futures	763,685	1,465,381	1,623,350
Net Realized Gain (Loss)	342,535	16,008,438	9,169,454
Net unrealized appreciation (depreciation)
on investments (including $517,142 net
unrealized appreciation on financial
futures for the Income Portfolio)	56,182	—	—
Net unrealized appreciation (depreciation)
on investments and foreign currency
transactions (including $115,969 and
$50,014 net unrealized appreciation on
financial futures for the Growth and
Income Portfolio and the
Growth Portfolio, respectively)	—	(9,135,223)	(3,225,290)
Net Realized and Unrealized Gain
(Loss) on Investments	398,717	6,873,215	5,944,164
Net Increase in Net Assets
Resulting from Operations	4,075,062	9,717,546	6,865,635

See notes to financial statements.

The Portfolio 61

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,

Income Portfolio	2006	2005

Operations ($):
Investment income—net	3,676,345	3,383,991
Net realized gain (loss) on investments	342,535	2,069,574
Net unrealized appreciation
(depreciation) on investments	56,182	(2,314,170)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,075,062	3,139,395

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(3,626,200)	(3,319,893)
Investor Class shares	(429,239)	(381,058)
Total Dividends	(4,055,439)	(3,700,951)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	8,110,997	10,337,384
Investor Class shares	1,561,535	1,945,724
Dividends reinvested:
Restricted Class shares	3,618,743	3,312,356
Investor Class shares	417,771	371,203
Cost of shares redeemed:
Restricted Class shares	(20,418,670)	(13,218,264)
Investor Class shares	(1,943,820)	(4,856,396)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(8,653,444)	(2,107,993)
Total Increase (Decrease) in Net Assets	(8,633,821)	(2,669,549)

Net Assets ($):
Beginning of Period	108,457,773	111,127,322
End of Period	99,823,952	108,457,773
Undistributed investment income—net	2,715,169	2,753,697

62

	Year Ended September 30,

Income Portfolio (continued)	2006	2005

Capital Share Transactions:
Restricted Class Shares
Shares sold	648,650	808,861
Shares issued for dividends reinvested	293,264	261,847
Shares redeemed	(1,606,795)	(1,033,448)
Net Increase (Decrease) in Shares Outstanding	(664,881)	37,260

Investor Class Shares
Shares sold	125,104	152,934
Shares issued for dividends reinvested	34,048	29,390
Shares redeemed	(155,959)	(382,664)
Net Increase (Decrease) in Shares Outstanding	3,193	(200,340)

See notes to financial statements.

The Portfolio 63

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended September 30,

Growth and Income Portfolio	2006	2005

Operations ($):
Investment income—net	2,844,331	5,262,278
Net realized gain (loss) on investments	16,008,438	21,939,331
Net unrealized appreciation
(depreciation) on investments	(9,135,223)	(5,356,700)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,717,546	21,844,909

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(2,761,289)	(4,824,672)
Investor Class shares	(2,339,347)	(1,023,330)
Total Dividends	(5,100,636)	(5,848,002)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	4,935,077	13,163,547
Investor Class shares	4,078,959	3,671,459
Dividends reinvested:
Restricted Class shares	2,753,322	4,818,248
Investor Class shares	2,253,839	992,807
Cost of shares redeemed:
Restricted Class shares	(140,961,478)	(55,628,695)
Investor Class shares	(9,494,456)	(14,849,822)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(136,434,737)	(47,832,456)
Total Increase (Decrease) in Net Assets	(131,817,827)	(31,835,549)

Net Assets ($):
Beginning of Period	222,302,872	254,138,421
End of Period	90,485,045	222,302,872
Undistributed investment income—net	1,816,343	3,840,793

64

	Year Ended September 30,

Growth and Income Portfolio (continued)	2006	2005

Capital Share Transactions:
Restricted Class Shares
Shares sold	309,065	842,474
Shares issued for dividends reinvested	175,595	311,457
Shares redeemed	(8,639,688)	(3,567,345)
Net Increase (Decrease) in Shares Outstanding	(8,155,028)	(2,413,414)

Investor Class Shares
Shares sold	240,962	223,046
Shares issued for dividends reinvested	135,856	60,759
Shares redeemed	(563,142)	(901,424)
Net Increase (Decrease) in Shares Outstanding	(186,324)	(617,619)

See notes to financial statements.

The Portfolio 65

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended September 30,

Growth Portfolio	2006	2005

Operations ($):
Investment income—net	921,471	1,255,670
Net realized gain (loss) on investments	9,169,454	10,601,387
Net unrealized appreciation
(depreciation) on investments	(3,225,290)	845,431
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,865,635	12,702,488

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(919,845)	(415,046)
Investor Class shares	(318,800)	—
Total Dividends	(1,238,645)	(415,046)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	8,083,534	8,245,682
Investor Class shares	4,111,480	2,359,947
Dividends reinvested:
Restricted Class shares	903,948	411,385
Investor Class shares	318,313	—
Cost of shares redeemed:
Restricted Class shares	(59,845,581)	(17,428,599)
Investor Class shares	(3,030,846)	(4,114,648)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(49,459,152)	(10,526,233)
Total Increase (Decrease) in Net Assets	(43,832,162)	1,761,209

Net Assets ($):
Beginning of Period	91,201,798	89,440,589
End of Period	47,369,636	91,201,798
Undistributed investment income—net	917,224	1,235,485

	Year Ended September 30,

Growth Portfolio (continued)	2006	2005

Capital Share Transactions:
Restricted Class Shares
Shares sold	501,500	559,565
Shares issued for dividends reinvested	57,248	28,235
Shares redeemed	(3,721,946)	(1,191,335)
Net Increase (Decrease) in Shares Outstanding	(3,163,198)	(603,535)

Investor Class Shares
Shares sold	253,068	160,068
Shares issued for dividends reinvested	20,070	—
Shares redeemed	(187,036)	(277,755)
Net Increase (Decrease) in Shares Outstanding	86,102	(117,687)

See notes to financial statements.

The Portfolio 67

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share.Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolios' financial statements.

		Restricted Class Shares

		Year Ended September 30,

Income Portfolio	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	12.83	12.89	12.83	12.24	12.99
Investment Operations:
Investment income—net [a]	.46	.40	.34	.37	.41
Net realized and unrealized
gain (loss) on investments	.05	(.02)	.17	.62	(.43)
Total from Investment Operations	.51	.38	.51	.99	(.02)
Distributions:
Dividends from investment income—net	(.53)	(.44)	(.45)	(.40)	(.73)
Net asset value, end of period	12.81	12.83	12.89	12.83	12.24

Total Return (%)	4.12	3.02	4.03	8.27	(.26)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	.72	.72	.71	.72
Ratio of net expenses
to average net assets	1.02	.72	.72	.71	.72
Ratio of net investment income
to average net assets	3.68	3.14	2.64	2.96	3.31
Portfolio Turnover Rate	31.94	38.77	35.18	37.88	49.90

Net Assets, end of period ($ x 1,000)	89,341	97,984	98,032	92,924	82,003

[a] Based on average shares outstanding at each month end. See notes to financial statements.

		Investor Class Shares

		Year Ended September 30,

Income Portfolio (continued)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	12.75	12.82	12.77	12.19	12.95
Investment Operations:
Investment income—net [a]	.44	.34	.27	.31	.37
Net realized and unrealized
gain (loss) on investments	.05	(.04)	.17	.62	(.44)
Total from Investment Operations	.49	.30	.44	.93	(.07)
Distributions:
Dividends from investment income—net	(.53)	(.37)	(.39)	(.35)	(.69)
Net asset value, end of period	12.71	12.75	12.82	12.77	12.19

Total Return (%)	3.95	2.37	3.52	7.76	(.66)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.20	1.26	1.25	1.19	1.12
Ratio of net expenses
to average net assets	1.20	1.26	1.25	1.19	1.12
Ratio of net investment income
to average net assets	3.50	2.66	2.12	2.48	2.95
Portfolio Turnover Rate	31.94	38.77	35.18	37.88	49.90

Net Assets, end of period ($ x 1,000)	10,483	10,474	13,095	19,570	17,241

[a] Based on average shares outstanding at each month end. See notes to financial statements.

The Portfolio 69

FINANCIAL HIGHLIGHTS (continued)

		Restricted Class Shares

		Year Ended September 30,

Growth and Income Portfolio	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	16.11	15.09	14.16	12.54	14.17
Investment Operations:
Investment income—net [a]	.36	.35	.26	.25	.32
Net realized and unrealized
gain (loss) on investments	.94	1.07	.99	1.73	(1.51)
Total from Investment Operations	1.30	1.42	1.25	1.98	(1.19)
Distributions:
Dividends from investment income—net	(.81)	(.40)	(.32)	(.36)	(.44)
Net asset value, end of period	16.60	16.11	15.09	14.16	12.54

Total Return (%)	8.44	9.49	8.90	16.12	(8.90)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	.84	.82	.81	.84
Ratio of net expenses
to average net assets	1.02	.84	.82	.81	.84
Ratio of net investment income
to average net assets	2.48	2.28	1.71	1.91	2.28
Portfolio Turnover Rate	48.36	58.32	60.52	69.67	66.50

Net Assets, end of period ($ x 1,000)	40,856	171,055	196,656	187,661	170,237

[a] Based on average shares outstanding at each month end. See notes to financial statements.

		Investor Class Shares

Growth and Income		Year Ended September 30,

Portfolio (continued)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	16.98	15.81	14.85	13.12	14.84
Investment Operations:
Investment income—net [a]	.36	.34	.18	.20	.27
Net realized and unrealized
gain (loss) on investments	.97	1.12	1.03	1.82	(1.60)
Total from Investment Operations	1.33	1.46	1.21	2.02	(1.33)
Distributions:
Dividends from investment income—net	(.79)	(.29)	(.25)	(.29)	(.39)
Net asset value, end of period	17.52	16.98	15.81	14.85	13.12

Total Return (%)	8.08	9.27	8.23	15.60	(9.36)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32	1.04	1.37	1.28	1.34
Ratio of net expenses
to average net assets	1.32	1.04	1.37	1.28	1.34
Ratio of net investment income
to average net assets	2.13	2.08	1.15	1.44	1.79
Portfolio Turnover Rate	48.36	58.32	60.52	69.67	66.50

Net Assets, end of period ($ x 1,000)	49,629	51,247	57,483	136,423	130,493

[a] Based on average shares outstanding at each month end. See notes to financial statements.

The Portfolio 71

FINANCIAL HIGHLIGHTS (continued)

		Restricted Class Shares

		Year Ended September 30,

Growth Portfolio	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	15.56	13.59	12.15	10.02	12.41
Investment Operations:
Investment income—net [a]	.24	.21	.07	.07	.09
Net realized and unrealized
gain (loss) on investments	1.60	1.84	1.45	2.12	(2.26)
Total from Investment Operations	1.84	2.05	1.52	2.19	(2.17)
Distributions:
Dividends from investment income—net	(.40)	(.08)	(.08)	(.06)	(.22)
Net asset value, end of period	17.00	15.56	13.59	12.15	10.02

Total Return (%)	11.99	15.12	12.50	21.95	(17.88)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27	.86	.84	.91	.91
Ratio of net expenses
to average net assets	1.27	.86	.84	.91	.91
Ratio of net investment income
to average net assets	1.59	1.46	.55	.61	.73
Portfolio Turnover Rate	55.09	75.92	74.19	83.90	74.13

Net Assets, end of period ($ x 1,000)	29,454	76,189	74,742	62,473	48,969

[a] Based on average shares outstanding at each month end. See notes to financial statements.

		Investor Class Shares

		Year Ended September 30,

Growth Portfolio (continued)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value, beginning of period	15.58	13.59	12.18	10.04	12.46
Investment Operations:
Investment income—net [a]	.23	.15	.00[b]	.02	.02
Net realized and unrealized
gain (loss) on investments	1.58	1.84	1.44	2.12	(2.26)
Total from Investment Operations	1.81	1.99	1.44	2.14	(2.24)
Distributions:
Dividends from investment income—net	(.33)	—	(.03)	(.00)[b]	(.18)
Net asset value, end of period	17.06	15.58	13.59	12.18	10.04

Total Return (%)	11.76	14.64	11.85	21.35	(18.31)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.41	1.31	1.36	1.37	1.48
Ratio of net expenses
to average net assets	1.41	1.31	1.36	1.37	1.48
Ratio of net investment income
to average net assets	1.45	1.01	.02	.15	.17
Portfolio Turnover Rate	55.09	75.92	74.19	83.90	74.13

Net Assets, end of period ($ x 1,000)	17,915	15,013	14,698	22,210	17,218

[a] Based on average shares outstanding at each month end. [b] Amount represents less than $.01 per share. See notes to financial statements.

The Portfolio 73

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus LifeTime Portfolios, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three diversified portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each portfolio's investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Mellon Equity Associates ("Mellon Equity"), an indirect wholly-owned subsidiary of Mellon Financial, serves as each portfolio's sub-investment adviser.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The portfolios enter into contracts that contain a variety of indemnifications. The portfolios' maximum exposure under these arrangements is unknown. The portfolios do not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at

The Portfolio 75

NOTES TO FINANCIAL STATEMENTS (continued)

the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Debt securities (excluding short-term investments, other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the portfolio not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the portfolio to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Foreign currency transactions: Each portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the portfolios' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the portfolios receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the portfolios include net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, each portfolio may lend securities to qualified institutions. It is each portfolio's policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is

The Portfolio 77

NOTES TO FINANCIAL STATEMENTS (continued)

maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. Each portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, each portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as "affiliated" in the Act.

(e) Expenses: Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

(f) Dividends to shareholders: Dividends are recorded by each portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, with respect to each portfolio, are normally declared and paid annually, but each portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that a net realized capital gain of a portfolio can be offset by a capital loss carryover of that portfolio, such gain will not be distributed. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of each portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each portfolio is treated as a single entity for the purpose of determining such qualification.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

At September 30, 2006, the components of accumulated earnings on a tax basis were as follows:

The accumulated capital loss carryovers available to be applied against future net securities profits, if any, realized subsequent to September 30, 2006, were as follows:

	2010 ($)†	2011 ($)†	Total ($)

Income Portfolio	1,635,684	336,907	1,972,591
Growth Portfolio	—	1,129,761	1,129,761

† If not applied, the carryovers expire in the above years.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2006 and September 30, 2005, respectively, were as follows:

	Ordinary Income ($)

	2006	2005

Income Portfolio	4,055,439	3,700,951
Growth and Income Portfolio	5,100,636	5,848,002
Growth Portfolio	1,238,645	415,046

The Portfolio 79

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended September 30, 2006, as a result of permanent book to tax differences primarily due to the tax treatment for amortization adjustments for the Income Portfolio, amortization adjustments and real estate investment trusts for the Growth and Income Portfolio and real estate investment trusts for the Growth Portfolio, the portfolios increased (decreased) accumulated undistributed investment income-net and increased (decreased) net realized gain (loss) on investments. Net assets were not affected by these reclassifications.The following summarizes these changes:

NOTE 3—Bank Line of Credit:

Each portfolio participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a portfolio based on prevailing market rates in effect at the time of borrowing. During the period ended September 30, 2006, the Income Portfolio and the Growth Portfolio did not borrow under the Facility.

The average daily amount of borrowings outstanding under the Facility for the Growth and Income Portfolio during the period ended September 30, 2006 was approximately $508,600, with a related weighted average annualized interest rate of 4.50% .

NOTE 4—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement (the "Agreement") with Dreyfus, the Investment Advisory fee is computed on the value of each portfolio's average daily net assets and is payable monthly at the following annual rates: .60% of the Income Portfolio and .75% of the Growth and Income Portfolio and the Growth Portfolio.The fund has undertaken for the Income Portfolio for the period from August 1, 2006 through September 30, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class (excluding taxes, brokerage, commissions and extraordinary expenses) exceed 1.00 of 1%.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each portfolio, computed at the following annual rates:

Annual Fee as a Percentage of
Total Portfolio Net Assets	Average Daily Net Assets of each Portfolio

$0 up to $600 million	.35%
$600 million up to $1.2 billion	.25%
$1.2 billion up to $1.8 billion	.20%
In excess of $1.8 billion	.15%

(b) Under the Shareholder Services Plan, each portfolio pays the Distributor, at an annual rate of .25% of the value of the average daily net assets of each portfolio's Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

During the period ended September 30, 2006, each portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:

Income Portfolio	$ 25,839
Growth and Income Portfolio	124,343
Growth Portfolio	40,551

The Portfolio 81

NOTES TO FINANCIAL STATEMENTS (continued)

Each portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each portfolio. During the period ended September 30, 2006, each portfolio was charged the following pursuant to the transfer agency agreement:

Income Portfolio	$ 4,800
Growth and Income Portfolio	23,768
Growth Portfolio	5,785

Each portfolio compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for each portfolio. During the period ended September 30, 2006, each portfolio was charged the following pursuant to the custody agreement:

Income Portfolio	$ 10,623
Growth and Income Portfolio	19,849
Growth Portfolio	11,115

During the period ended September 30, 2006, each portfolio was charged $4,374 for services performed by the Chief Compliance Officer.

The following summarizes the components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for each portfolio:

				Chief	Transfer
	Investment	Shareholder		Compliance	Agency Per
	Advisory	Services	Custodian	Officer	Account
	Fees ($)	Plan Fees ($)	Fees ($)	Fees ($)	Fees ($)

Income
Portfolio	49,093	2,140	2,435	2,274	690
Growth and Income
Portfolio	61,424	10,140	3,542	2,274	3,590
Growth Portfolio	33,168	3,599	2,486	2,274	776

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 5—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-

term securities and financial futures, during the period ended September 30, 2006:

	Purchases ($)	Sales ($)

Income Portfolio	21,813,833	25,705,856
Growth and Income Portfolio	50,285,591	159,629,065
Growth Portfolio	22,436,706	48,364,565

Each portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, a portfolio recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at September 30, 2006, are set forth in the Statements of Financial Futures.

The following summarizes the cost of investments for federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments for each portfolio at September 30, 2006:

	Cost of	Gross	Gross
	Investments ($)	Appreciation ($)	(Depreciation) ($)	Net ($)

Income Portfolio	130,538,759	457,522	(1,912,777)	(1,455,255)
Growth and
Income Portfolio	109,963,350	6,445,641	(2,165,886)	4,279,755
Growth Portfolio	50,151,759	5,274,058	(746,476)	4,527,582

The Portfolio 83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus LifeTime Portfolios, Inc.

We have audited the accompanying statements of assets and liabilities, including the statements of investments and financial futures, of Dreyfus LifeTime Portfolios, Inc. (comprising, respectively, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio) as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund's internal control over financial reporting Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights,assessing the accounting principles used and significant estimates made by management,and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of September 30, 2006 and confirmation of securities not held by the custodian by correspondence with oth-ers.We believe that our audits provide a reasonable basis for our opinion.

In our opinion,the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dreyfus LifeTime Portfolios, Inc. at September 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York November 3, 2006

IMPORTANT TAX IMFORMATION (Unaudited)

In accordance with federal and state (where applicable) tax law, Dreyfus Lifetime Portfolios, Inc. (Income Portfolio, Growth and Income Portfolio and Growth portfolio) hereby makes the following designations of dividends and distributions paid during the fiscal year ended September 30, 2006:

	Long-Term
	Capital Gains		Dividends	Qualifying
	Distribution	Payable	Received	Dividend
	Per Share ($)	Date	Deduction	Income

Income Portfolio	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Growth and Income
Portfolio	Not Applicable	Not Applicable	36.67%	$1,068,996
Growth Portfolio	Not Applicable	Not Applicable	91.87%	$832,235

The percentage of ordinary dividends shown qualify for the corporate dividends received deduction and also the amount of ordinary dividends shown qualify as qualifying dividends, subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Shareholders will receive notification in January 2007 of the percentage applicable to the preparation of their 2006 income tax returns.

The Portfolio 85

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH PORTFOLIO'S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors for the Growth Portfolio, the Growth and Income Portfolio and the Income Portfolio (each, a "Portfolio") held on July 11 and 12, 2006, the Board considered the re-approval for an annual period (through August 31, 2007) of each Portfolio's Management Agreement with Dreyfus, pursuant to which Dreyfus provides the Portfolio with investment advisory and administrative services, as well as the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") between Dreyfus and Mellon Equity Associates, Inc. (the "Sub-Adviser"), an affiliate of Dreyfus, pursuant to which the Sub-Adviser provides day-to-day management of each Portfolio's investments subject to Dreyfus' oversight. The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser.

Analysis of Nature, Extent and Quality of Services Provided to the Portfolios. The Board members received a presentation from representatives of Dreyfus regarding services provided to each Portfolio and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to each Portfolio pursuant to its Management Agreement and by the Sub-Adviser pursuant to the Sub-Advisory Agreement. Dreyfus' representatives reviewed each Portfolio's distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus' representatives noted the distribution channels for the Portfolios as well as the diversity of distribution among the funds in the Dreyfus fund complex, and Dreyfus' corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channels applicable to the Portfolios. Dreyfus also provided the number of accounts investing in each Portfolio, as well as each Portfolio's asset size.

The Board members also considered the Sub-Adviser's research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus' extensive administrative, accounting and compliance infrastructure, as well as Dreyfus'Supervisory activities over the Sub-Adviser.

Comparative Analysis of Each Portfolio's Performance and Management Fee and Expense Ratio. The Board members reviewed each Portfolio's Investor shares performance (for various periods ended May 31, 2006), management fee and Investor shares expense ratio and placed significant emphasis on comparisons to groups of similar funds (a "Performance Group" and an "Expense Group") and broader groups of funds (a "Performance Universe" and an "Expense Universe"), each selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group, Performance Universe, Expense Group and Expense Universe. Dreyfus also provided a comparison of each Portfolio's calendar year total returns to the returns of its benchmark index.

Growth Portfolio. The Board members noted that the Portfolio's total return performance was above the Performance Group median for each period except one, and variously above and below the Performance Universe medians.

The Board members noted that the Portfolio's management fee was lower than the Expense Group median and higher than the Expense Universe median, and that the expense ratio was slightly higher than the Expense Group median and higher than the Expense Universe median.

Representatives of Dreyfus reviewed with the Board members the advisory fees paid by mutual funds managed by Dreyfus or its affiliates,

The Portfolio 87

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH PORTFOLIO'S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

or the Sub-Adviser or its affiliates with similar investment objectives, policies and strategies, and included within the Portfolio's Lipper category (the "Similar Funds"), and noted that there were no other accounts managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the Portfolio.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Portfolio's advisory fees.

Growth and Income Portfolio. The Board members noted that the Portfolio's total return performance was at the Performance Group median for the ten-year period and below the Performance Group median for each of the other periods, and below the Performance Universe median for each period.The Board members noted that the Portfolio was in the third quintile of the Performance Group for the one-, two- and ten-year periods and in the third quintile of the Performance Universe for the one-, two-, three- and ten-year periods.

The Board members noted that the Portfolio's actual management fee was slightly higher than the Expense Group median and higher than the Expense Universe median, and that the expense ratio was lower than the Expense Group and Expense Universe medians.

Representatives of Dreyfus noted that there were no mutual funds managed by Dreyfus or its affiliates or the Sub-Adviser or its affiliates with similar investment objectives, policies and strategies, and included within the Portfolio's Lipper category and no other accounts managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the Portfolio.

Income Portfolio. The Board members noted that the Portfolio's total return performance was below the Performance Group and Performance Universe medians for each period.The Dreyfus representatives also presented the Board with the Portfolio's total return performance and the quartile, percentile and rank of the fund's total return within its Lipper category (as provided by Lipper) for certain other periods ended May 31, 2006, and noted that the more recent three-month performance showed some improvement and that the performance for the other periods was generally consistent with the relative return information provided by Lipper. Dreyfus representatives discussed with the Board that of funds in the Performance Group may have different portfolio characteristics/policies from the Portfolio and that, as currently constituted, the Performance Group may not provide a meaningful basis of comparison with the Portfolio. They discussed with the Board members the static asset allocation of the Portfolio's portfolio and the method by which it achieves that allocation.

The Board members noted that the Portfolio's actual management fee was at the Expense Group median and lower than the Expense Universe median, and that the expense ratio was at the Expense Group median and lower than the Expense Universe median. Subsequent to the Board's consideration of the management fee and expense ratio at the meeting, Dreyfus undertook to waive or reimburse certain fees and expenses of the Portfolio for a period of time.

Representatives of Dreyfus noted that there were no other mutual funds managed by Dreyfus or its affiliates or the Sub-Adviser or its affiliates with similar investment objectives, policies and strategies, and included within the Portfolio's Lipper category, and that there were no other accounts managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the Portfolio.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to Dreyfus by the Portfolios and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted that the Sub-Adviser's fees are paid by Dreyfus (out of its fees from the Portfolios) and not the Portfolios.

Analysis of Profitability and Economies of Scale. Dreyfus' representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding Dreyfus'

The Portfolio 89

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH PORTFOLIO'S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of each Portfolio. The Board members evaluated the profitability analysis in light of the relevant circumstances for each Portfolio and the extent to which economies of scale would be realized if the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of Portfolio investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and to the Sub-Adviser from acting as sub-adviser and noted the soft dollar arrangements with respect to trading the Growth Portfolio's and the Growth and Income Portfolio's investments.

It was noted that the Board members should consider Dreyfus' profitability with respect to each Portfolio as part of their evaluation of whether the fees under the Portfolio's Management Agreement and the Sub-Advisory Agreement bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, respectively, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Since Dreyfus, and not the Portfolios, pays the Sub-Adviser pursuant to the Sub-Advisory Agreement, the Board did not consider the Sub-Adviser's profitability to be relevant to its deliberations. It also was noted that the profitability percentage for managing each Portfolio was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by Dreyfus.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement and the Sub-Advisory Agreement with respect to each Portfolio. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Sub-Adviser are adequate and appropriate.
  Growth Portfolio—The Board generally was satisfied with the Growth Portfolio's performance.
  Growth and Income Portfolio—The Board generally was satisfied with the Growth and Income Portfolio's shorter-term performance and performance for the 10-year period.
  Income Portfolio—The Board noted the Income Portfolio's improved three-month performance and, while concerned with the Income Portfolio's performance for other periods, noted the Portfolio's static asset allocation and that the Performance Group may have different portfolio characteristics/policies from the Portfolio.
  The Board concluded that the fee paid by each Portfolio to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus and the Sub-Adviser from their relationship with the Portfolios and that the fees paid by Dreyfus to the Sub-Adviser are reasonable and appropriate.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of each Portfolio had been adequately considered by Dreyfus in connection with the management fee rate charged to each Portfolio and that, to the extent in the future it were determined that material economies of scale had not been shared with a Portfolio, the Board would seek to have those economies of scale shared with such Portfolio.

The Portfolio 91

INFORMATION ABOUT THE REVIEW AND APPROVAL OF EACH PORTFOLIO'S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement and the Sub-Advisory Agreement was in the best interests of each Portfolio and its shareholders.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engaging in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 189
———————
Clifford L. Alexander, Jr. (73)
Board Member (2003)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
• Chairman of the Board of Moody's Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 60
———————
Lucy Wilson Benson (79)
Board Member (1993)
Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director Emeritus
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Trustee Emeritus
• Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 37

The Portfolio 93

BOARD MEMBERS INFORMATION (Unaudited) (continued)

David W. Burke (70)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 80
———————
Whitney I. Gerard (71)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 35
———————
George L. Perry (72)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution
No. of Portfolios for which Board Member Serves: 35

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arthur A. Hartman, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since May 1995.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

The Portfolio 95

OFFICERS OF THE FUND (Unaudited) (continued)

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 205 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 205 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 201 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation DRPAR0906

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $83,201 in 2005 and $87,155 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,175 in 2005 and $15,366 in 2006. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $10,724 in 2005 and $13,767 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $129 in 2005 and $124 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $761,002 in 2005 and $443,981 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 28, 2006

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

Exhibit (a)(1)